LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.75%
Aerospace & Defense–1.79%
†AAR Corp.	2,743	$153,581
†AeroVironment, Inc.	1,264	150,656
†AerSale Corp.	2,240	16,778
†Astronics Corp.	3,806	91,855
†Axon Enterprise, Inc.	1,645	865,188
†Boeing Co.	13,849	2,361,947
BWX Technologies, Inc.	5,833	575,425
Cadre Holdings, Inc.	1,500	44,415
Curtiss-Wright Corp.	2,846	902,950
†Ducommun, Inc.	1,600	92,848
General Dynamics Corp.	5,374	1,464,845
General Electric Co.	17,214	3,445,382
HEICO Corp.	3,064	723,939
Hexcel Corp.	4,368	239,192
Howmet Aerospace, Inc.	13,657	1,771,723
Huntington Ingalls Industries, Inc.	2,896	590,900
†Kratos Defense & Security Solutions, Inc.	8,962	266,082
L3Harris Technologies, Inc.	5,243	1,097,412
Leonardo DRS, Inc.	1,000	32,880
Lockheed Martin Corp.	7,942	3,547,771
†Mercury Systems, Inc.	3,446	148,488
Moog, Inc. Class A	2,365	409,973
National Presto Industries, Inc.	749	65,845
Northrop Grumman Corp.	2,787	1,426,972
Park Aerospace Corp.	2,423	32,589
†Rocket Lab USA, Inc.	7,265	129,898
RTX Corp.	29,131	3,858,692
Textron, Inc.	9,122	659,064
TransDigm Group, Inc.	1,311	1,813,493
†V2X, Inc.	1,921	94,225
Woodward, Inc.	4,350	793,831
		27,868,839
Air Freight & Logistics–0.48%
†Air Transport Services Group, Inc.	6,007	134,797
CH Robinson Worldwide, Inc.	6,928	709,427
Expeditors International of Washington, Inc.	8,972	1,078,883
FedEx Corp.	9,313	2,270,323
†GXO Logistics, Inc.	9,007	351,994
Hub Group, Inc. Class A	5,350	198,860
†Radiant Logistics, Inc.	2,507	15,418
United Parcel Service, Inc. Class B	24,196	2,661,318
		7,421,020
Automobile Components–0.31%
†Adient PLC	5,509	70,846
†American Axle & Manufacturing Holdings, Inc.	9,931	40,419
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components (continued)
†Aptiv PLC	7,711	$458,804
Autoliv, Inc.	7,926	701,055
BorgWarner, Inc.	18,680	535,182
†Cooper-Standard Holdings, Inc.	2,502	38,331
Dana, Inc.	13,970	186,220
†Dorman Products, Inc.	2,468	297,493
†Fox Factory Holding Corp.	3,534	82,483
Garrett Motion, Inc.	10,267	85,935
Gentex Corp.	15,715	366,159
†Gentherm, Inc.	1,903	50,886
†Goodyear Tire & Rubber Co.	20,525	189,651
LCI Industries	2,302	201,264
Lear Corp.	3,939	347,499
†Modine Manufacturing Co.	4,620	354,585
†Motorcar Parts of America, Inc.	2,029	19,275
Patrick Industries, Inc.	3,530	298,497
Phinia, Inc.	4,566	193,735
†QuantumScape Corp.	4,735	19,698
Standard Motor Products, Inc.	2,906	72,447
†Stoneridge, Inc.	3,532	16,212
†Visteon Corp.	1,685	130,790
		4,757,466
Automobiles–0.89%
Ford Motor Co.	171,297	1,718,109
General Motors Co.	47,043	2,212,432
Harley-Davidson, Inc.	9,843	248,536
†Lucid Group, Inc.	21,024	50,878
†Rivian Automotive, Inc. Class A	19,298	240,260
†Tesla, Inc.	34,890	9,042,092
Thor Industries, Inc.	4,199	318,326
Winnebago Industries, Inc.	2,269	78,190
		13,908,823
Banks–5.14%
1st Source Corp.	2,665	159,394
ACNB Corp.	150	6,174
Amalgamated Financial Corp.	3,720	106,950
Amerant Bancorp, Inc.	1,464	30,217
Ameris Bancorp	6,498	374,090
Arrow Financial Corp.	542	14,249
Associated Banc-Corp.	16,938	381,613
Atlantic Union Bankshares Corp.	7,409	230,716
†Axos Financial, Inc.	5,233	337,633
BancFirst Corp.	3,037	333,675
†Bancorp, Inc.	4,585	242,271
Bank First Corp.	215	21,659
Bank of America Corp.	134,590	5,616,441
Bank of Hawaii Corp.	3,306	228,015
LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Bank of Marin Bancorp	800	$17,656
Bank of NT Butterfield & Son Ltd.	4,897	190,591
Bank OZK	10,177	442,191
BankUnited, Inc.	7,908	272,352
Banner Corp.	3,251	207,316
Bar Harbor Bankshares	127	3,747
BayCom Corp.	863	21,722
BCB Bancorp, Inc.	1,717	16,930
Berkshire Hills Bancorp, Inc.	4,922	128,415
†Blue Foundry Bancorp	1,457	13,404
†Blue Ridge Bankshares, Inc.	1,073	3,498
BOK Financial Corp.	5,728	596,571
†Bridgewater Bancshares, Inc.	2,389	33,183
Brookline Bancorp, Inc.	9,434	102,831
Business First Bancshares, Inc.	3,000	73,050
Byline Bancorp, Inc.	2,137	55,904
Cadence Bank	17,713	537,767
Camden National Corp.	1,998	80,859
Capital Bancorp, Inc.	557	15,780
Capital City Bank Group, Inc.	800	28,768
Capitol Federal Financial, Inc.	11,777	65,951
†Carter Bankshares, Inc.	2,800	45,304
Cathay General Bancorp	7,193	309,515
Central Pacific Financial Corp.	3,160	85,446
Citigroup, Inc.	47,889	3,399,640
Citizens & Northern Corp.	836	16,820
Citizens Financial Group, Inc.	19,084	781,871
City Holding Co.	1,426	167,512
Civista Bancshares, Inc.	1,212	23,682
CNB Financial Corp.	543	12,082
†Coastal Financial Corp.	775	70,068
Columbia Banking System, Inc.	821	20,476
†Columbia Financial, Inc.	6,136	92,040
Comerica, Inc.	8,347	492,974
Commerce Bancshares, Inc.	10,419	648,374
Community Financial System, Inc.	5,191	295,160
Community Trust Bancorp, Inc.	2,191	110,339
Community West Bancshares	2,384	44,056
ConnectOne Bancorp, Inc.	3,845	93,472
Cullen/Frost Bankers, Inc.	4,148	519,330
†Customers Bancorp, Inc.	3,262	163,752
CVB Financial Corp.	14,317	264,292
Dime Community Bancshares, Inc.	4,783	133,350
Eagle Bancorp, Inc.	3,549	74,529
East West Bancorp, Inc.	11,093	995,708
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Eastern Bankshares, Inc.	8,831	$144,828
Enterprise Bancorp, Inc.	321	12,497
Enterprise Financial Services Corp.	3,126	167,991
Equity Bancshares, Inc. Class A	1,380	54,372
Esquire Financial Holdings, Inc.	328	24,725
Farmers National Banc Corp.	3,472	45,310
FB Financial Corp.	4,853	224,985
Fifth Third Bancorp	31,294	1,226,725
Financial Institutions, Inc.	763	19,044
First BanCorp	17,236	330,414
First Bancorp, Inc.	962	23,781
First Bancorp/Southern Pines NC	4,235	169,993
First Bancshares, Inc.	1,363	46,083
First Busey Corp.	6,834	147,614
First Business Financial Services, Inc.	810	38,192
First Citizens BancShares, Inc. Class A	588	1,090,223
First Commonwealth Financial Corp.	10,736	166,837
First Community Bankshares, Inc.	1,307	49,261
First Financial Bancorp	9,583	239,383
First Financial Bankshares, Inc.	8,922	320,478
First Financial Corp.	880	43,102
First Foundation, Inc.	5,112	26,531
First Hawaiian, Inc.	5,650	138,086
First Horizon Corp.	37,815	734,367
First Internet Bancorp	622	16,657
First Interstate BancSystem, Inc. Class A	8,840	253,266
First Merchants Corp.	5,690	230,104
First Mid Bancshares, Inc.	773	26,978
First of Long Island Corp.	1,772	21,884
Flushing Financial Corp.	2,658	33,757
FNB Corp.	32,839	441,685
Fulton Financial Corp.	16,777	303,496
†FVCBankcorp, Inc.	1,285	13,582
German American Bancorp, Inc.	3,237	121,387
Glacier Bancorp, Inc.	7,512	332,181
Great Southern Bancorp, Inc.	2,431	134,604
Greene County Bancorp, Inc.	457	11,018
Guaranty Bancshares, Inc.	509	20,375
Hancock Whitney Corp.	8,767	459,829
Hanmi Financial Corp.	4,000	90,640
HarborOne Bancorp, Inc.	3,325	34,480
HBT Financial, Inc.	916	20,528
Heritage Commerce Corp.	3,648	34,729
Heritage Financial Corp.	4,420	107,539
LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Hilltop Holdings, Inc.	6,334	$192,870
Hingham Institution For Savings	127	30,201
Home BancShares, Inc.	18,464	521,977
†HomeStreet, Inc.	2,845	33,400
HomeTrust Bancshares, Inc.	901	30,886
Hope Bancorp, Inc.	11,520	120,614
Horizon Bancorp, Inc.	5,686	85,745
Huntington Bancshares, Inc.	59,332	890,573
Independent Bank Corp.	6,788	352,978
International Bancshares Corp.	6,070	382,774
JPMorgan Chase & Co.	82,583	20,257,610
Kearny Financial Corp.	6,001	37,566
KeyCorp	36,485	583,395
Lakeland Financial Corp.	1,993	118,464
Live Oak Bancshares, Inc.	3,640	97,042
M&T Bank Corp.	6,909	1,234,984
Mercantile Bank Corp.	1,436	62,380
Metrocity Bankshares, Inc.	602	16,597
†Metropolitan Bank Holding Corp.	707	39,585
Mid Penn Bancorp, Inc.	1,043	27,024
Midland States Bancorp, Inc.	1,400	23,968
MidWestOne Financial Group, Inc.	600	17,766
MVB Financial Corp.	502	8,695
National Bank Holdings Corp. Class A	3,762	143,972
NBT Bancorp, Inc.	4,970	213,213
Nicolet Bankshares, Inc.	573	62,434
Northeast Bank	446	40,827
Northfield Bancorp, Inc.	6,724	73,359
Northwest Bancshares, Inc.	14,286	171,718
Norwood Financial Corp.	666	16,097
OceanFirst Financial Corp.	7,155	121,707
OFG Bancorp	4,833	193,417
Old National Bancorp	30,209	640,129
Old Second Bancorp, Inc.	1,794	29,852
Origin Bancorp, Inc.	1,679	58,211
Orrstown Financial Services, Inc.	519	15,575
Pacific Premier Bancorp, Inc.	8,045	171,519
Park National Corp.	1,584	239,818
Parke Bancorp, Inc.	914	17,220
Pathward Financial, Inc.	2,688	196,090
PCB Bancorp	1,065	19,926
Peapack-Gladstone Financial Corp.	2,407	68,359
Peoples Bancorp, Inc.	3,493	103,602
Peoples Financial Services Corp.	200	8,894
Pinnacle Financial Partners, Inc.	5,694	603,792
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Pioneer Bancorp, Inc.	1,350	$15,809
PNC Financial Services Group, Inc.	10,085	1,772,640
†Ponce Financial Group, Inc.	1,264	16,015
Popular, Inc.	6,798	627,931
Preferred Bank	1,509	126,243
Primis Financial Corp.	868	8,480
Prosperity Bancshares, Inc.	7,651	546,052
Provident Financial Services, Inc.	12,310	211,363
QCR Holdings, Inc.	1,263	90,077
Red River Bancshares, Inc.	323	16,683
Regions Financial Corp.	38,162	829,260
Renasant Corp.	6,598	223,870
Republic Bancorp, Inc. Class A	1,755	112,004
S&T Bancorp, Inc.	4,286	158,796
Sandy Spring Bancorp, Inc.	4,310	120,465
Seacoast Banking Corp. of Florida	1,194	30,722
ServisFirst Bancshares, Inc.	4,189	346,011
Shore Bancshares, Inc.	844	11,428
Sierra Bancorp	742	20,687
Simmons First National Corp. Class A	11,060	227,062
SmartFinancial, Inc.	928	28,842
South Plains Financial, Inc.	1,938	64,187
†Southern First Bancshares, Inc.	592	19,489
Southern Missouri Bancorp, Inc.	396	20,600
Southside Bancshares, Inc.	3,707	107,355
SouthState Corp.	9,040	839,093
Stellar Bancorp, Inc.	1,282	35,460
†Sterling Bancorp, Inc.	1,664	8,054
Stock Yards Bancorp, Inc.	2,112	145,855
Synovus Financial Corp.	12,197	570,088
†Texas Capital Bancshares, Inc.	4,382	327,335
TFS Financial Corp.	9,915	122,847
Tompkins Financial Corp.	1,579	99,445
Towne Bank	7,647	261,451
TriCo Bancshares	3,318	132,620
†Triumph Financial, Inc.	1,978	114,328
Truist Financial Corp.	32,455	1,335,523
TrustCo Bank Corp.	2,494	76,017
Trustmark Corp.	6,506	224,392
U.S. Bancorp	39,769	1,679,047
UMB Financial Corp.	7,491	757,340
United Bankshares, Inc.	12,883	446,654
United Community Banks, Inc.	9,910	278,768
Unity Bancorp, Inc.	1,592	64,794
Univest Financial Corp.	3,614	102,493
Valley National Bancorp	39,046	347,119
LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Veritex Holdings, Inc.	2,442	$60,977
WaFd, Inc.	8,474	242,187
Washington Trust Bancorp, Inc.	2,170	66,966
Webster Financial Corp.	12,603	649,685
Wells Fargo & Co.	87,795	6,302,803
WesBanco, Inc.	8,319	257,556
West BanCorp, Inc.	852	16,989
Westamerica BanCorp	2,893	146,473
Western Alliance Bancorp	8,256	634,308
Wintrust Financial Corp.	4,836	543,857
WSFS Financial Corp.	5,899	305,981
Zions Bancorp NA	11,022	549,557
		79,919,874
Beverages–1.12%
†Boston Beer Co., Inc. Class A	469	112,016
Brown-Forman Corp. Class A	11,259	381,639
†Celsius Holdings, Inc.	5,811	206,988
Coca-Cola Co.	92,011	6,589,828
Coca-Cola Consolidated, Inc.	709	957,150
Constellation Brands, Inc. Class A	6,028	1,106,258
Keurig Dr. Pepper, Inc.	31,827	1,089,120
MGP Ingredients, Inc.	1,497	43,982
Molson Coors Beverage Co. Class B	10,324	628,422
†Monster Beverage Corp.	22,890	1,339,523
National Beverage Corp.	3,798	157,769
PepsiCo, Inc.	29,679	4,450,069
Primo Brands Corp. Class A	8,316	295,135
†Vita Coco Co., Inc.	3,750	114,937
		17,472,836
Biotechnology–1.86%
†4D Molecular Therapeutics, Inc.	2,900	9,367
AbbVie, Inc.	42,573	8,919,895
†Adicet Bio, Inc.	2,998	2,263
†ADMA Biologics, Inc.	7,106	140,983
†Adverum Biotechnologies, Inc.	1,077	4,707
†Agios Pharmaceuticals, Inc.	1,787	52,359
†Aldeyra Therapeutics, Inc.	6,436	37,007
†Alector, Inc.	5,362	6,595
†Alkermes PLC	4,526	149,449
†Allogene Therapeutics, Inc.	10,092	14,734
†Alnylam Pharmaceuticals, Inc.	1,798	485,496
Amgen, Inc.	14,776	4,603,463
†Anika Therapeutics, Inc.	1,937	29,113
†Arcellx, Inc.	271	17,778
†Arcturus Therapeutics Holdings, Inc.	2,800	29,652
†Arcus Biosciences, Inc.	2,997	23,526
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Avidity Biosciences, Inc.	2,519	$74,361
†Beam Therapeutics, Inc.	1,976	38,591
†Biogen, Inc.	4,340	593,886
†BioMarin Pharmaceutical, Inc.	7,947	561,773
†CareDx, Inc.	1,422	25,241
†Catalyst Pharmaceuticals, Inc.	6,124	148,507
†Cullinan Therapeutics, Inc.	1,271	9,621
†Day One Biopharmaceuticals, Inc.	2,358	18,699
†Denali Therapeutics, Inc.	4,195	57,031
†Dynavax Technologies Corp.	5,571	72,256
†Editas Medicine, Inc.	1,820	2,111
†Emergent BioSolutions, Inc.	5,759	27,989
†Enanta Pharmaceuticals, Inc.	2,114	11,669
†Exact Sciences Corp.	4,843	209,653
†Exelixis, Inc.	20,982	774,655
†Fate Therapeutics, Inc.	3,581	2,829
Gilead Sciences, Inc.	38,636	4,329,164
†GRAIL, Inc.	424	10,829
†Halozyme Therapeutics, Inc.	5,662	361,292
†HilleVax, Inc.	2,430	3,524
†Ideaya Biosciences, Inc.	359	5,880
†Immunovant, Inc.	3,450	58,961
†Incyte Corp.	5,965	361,181
†Insmed, Inc.	3,574	272,660
†Intellia Therapeutics, Inc.	2,940	20,903
†Kiniksa Pharmaceuticals International PLC	3,129	69,495
†Kodiak Sciences, Inc.	915	2,567
†Krystal Biotech, Inc.	1,200	216,360
†Kymera Therapeutics, Inc.	498	13,630
†MacroGenics, Inc.	2,941	3,735
†MeiraGTx Holdings PLC	1,922	13,031
†MiMedx Group, Inc.	3,949	30,012
†Moderna, Inc.	8,656	245,398
†Myriad Genetics, Inc.	6,072	53,859
†Natera, Inc.	3,036	429,321
†Neurocrine Biosciences, Inc.	4,841	535,415
†Olema Pharmaceuticals, Inc.	3,387	12,735
†ORIC Pharmaceuticals, Inc.	1,829	10,206
†=PDL BioPharma, Inc.	21,857	11,366
†PMV Pharmaceuticals, Inc.	3,878	4,227
†Prothena Corp. PLC	2,660	32,918
†RAPT Therapeutics, Inc.	2,200	2,684
Regeneron Pharmaceuticals, Inc.	1,878	1,191,084
†REGENXBIO, Inc.	2,474	17,689
†Relay Therapeutics, Inc.	2,767	7,250
†Replimune Group, Inc.	3,297	32,146
†Sage Therapeutics, Inc.	1,625	12,919
†Sangamo Therapeutics, Inc.	13,158	8,629
†Sarepta Therapeutics, Inc.	2,493	159,103
LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†SpringWorks Therapeutics, Inc.	300	$13,239
†Stoke Therapeutics, Inc.	1,567	10,421
†Sutro Biopharma, Inc.	500	325
†United Therapeutics Corp.	2,357	726,592
†Vanda Pharmaceuticals, Inc.	5,302	24,336
†Vaxcyte, Inc.	1,216	45,916
†Veracyte, Inc.	2,721	80,678
†Vericel Corp.	1,820	81,208
†Vertex Pharmaceuticals, Inc.	4,250	2,060,485
†Voyager Therapeutics, Inc.	3,489	11,793
†Xencor, Inc.	5,219	55,530
†Zentalis Pharmaceuticals, Inc.	3,380	5,374
†Zymeworks, Inc.	2,467	29,382
		28,840,711
Broadline Retail–2.87%
†Amazon.com, Inc.	211,320	40,205,743
†Coupang, Inc.	19,217	421,429
Dillard's, Inc. Class A	1,486	532,181
eBay, Inc.	35,380	2,396,287
†Etsy, Inc.	4,697	221,604
Kohl's Corp.	9,831	80,418
Macy's, Inc.	27,616	346,857
†Ollie's Bargain Outlet Holdings, Inc.	3,936	457,993
†QVC Group, Inc.	23,614	4,749
		44,667,261
Building Products–1.05%
A.O. Smith Corp.	8,970	586,279
AAON, Inc.	5,995	468,389
Advanced Drainage Systems, Inc.	6,620	719,263
Allegion PLC	4,973	648,778
†American Woodmark Corp.	1,498	88,127
Apogee Enterprises, Inc.	2,513	116,427
Armstrong World Industries, Inc.	3,874	545,769
†AZEK Co., Inc.	9,229	451,206
AZZ, Inc.	2,429	203,089
†Builders FirstSource, Inc.	11,513	1,438,434
Carlisle Cos., Inc.	2,931	998,006
Carrier Global Corp.	14,166	898,124
CSW Industrials, Inc.	1,175	342,536
Fortune Brands Innovations, Inc.	9,293	565,758
†Gibraltar Industries, Inc.	2,498	146,533
Griffon Corp.	4,080	291,720
†Hayward Holdings, Inc.	10,449	145,450
Insteel Industries, Inc.	1,756	46,183
†Janus International Group, Inc.	5,222	37,598
†JELD-WEN Holding, Inc.	6,383	38,107
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Johnson Controls International PLC	14,081	$1,128,029
Lennox International, Inc.	1,443	809,278
Masco Corp.	8,712	605,832
†Masterbrand, Inc.	9,293	121,367
Owens Corning	7,740	1,105,427
Quanex Building Products Corp.	4,360	81,052
†Resideo Technologies, Inc.	13,286	235,162
Simpson Manufacturing Co., Inc.	2,782	436,997
Tecnoglass, Inc.	1,413	101,100
Trane Technologies PLC	5,488	1,849,017
†Trex Co., Inc.	6,720	390,432
UFP Industries, Inc.	5,658	605,632
Zurn Elkay Water Solutions Corp.	2,631	86,770
		16,331,871
Capital Markets–3.29%
Acadian Asset Management, Inc.	3,103	80,244
Affiliated Managers Group, Inc.	2,860	480,566
Ameriprise Financial, Inc.	5,251	2,542,062
ARES Management Corp. Class A	2,453	359,634
Artisan Partners Asset Management, Inc. Class A	3,789	148,150
B Riley Financial, Inc.	702	2,717
Bank of New York Mellon Corp.	22,761	1,908,965
BGC Group, Inc. Class A	30,856	282,950
Blackrock, Inc.	2,676	2,532,780
Blackstone, Inc.	6,673	932,752
Carlyle Group, Inc.	14,680	639,901
Cboe Global Markets, Inc.	4,212	953,133
Charles Schwab Corp.	32,340	2,531,575
CME Group, Inc.	6,490	1,721,732
Cohen & Steers, Inc.	4,071	326,698
†Coinbase Global, Inc. Class A	4,302	740,933
Diamond Hill Investment Group, Inc.	786	112,272
DigitalBridge Group, Inc.	3,152	27,801
†Donnelley Financial Solutions, Inc.	3,108	135,851
Evercore, Inc. Class A	2,788	556,819
FactSet Research Systems, Inc.	1,701	773,343
Federated Hermes, Inc.	7,936	323,551
Franklin Resources, Inc.	20,323	391,218
Goldman Sachs Group, Inc.	7,942	4,338,635
Hamilton Lane, Inc. Class A	2,290	340,454
Houlihan Lokey, Inc.	2,921	471,741
LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Interactive Brokers Group, Inc. Class A	1,558	$257,989
Intercontinental Exchange, Inc.	12,203	2,105,017
Invesco Ltd.	34,474	522,971
Janus Henderson Group PLC	11,212	405,314
Jefferies Financial Group, Inc.	14,759	790,640
KKR & Co., Inc.	11,231	1,298,416
Lazard, Inc.	3,063	132,628
LPL Financial Holdings, Inc.	3,385	1,107,369
MarketAxess Holdings, Inc.	1,677	362,819
Moody's Corp.	4,233	1,971,266
Morgan Stanley	35,904	4,188,920
Morningstar, Inc.	2,645	793,156
MSCI, Inc.	2,026	1,145,703
Nasdaq, Inc.	17,227	1,306,840
Northern Trust Corp.	9,018	889,626
†Open Lending Corp. Class A	1,499	4,137
Oppenheimer Holdings, Inc. Class A	566	33,751
Piper Sandler Cos.	1,314	325,425
PJT Partners, Inc. Class A	887	122,300
Raymond James Financial, Inc.	8,500	1,180,735
†Robinhood Markets, Inc. Class A	11,242	467,892
S&P Global, Inc.	5,649	2,870,257
SEI Investments Co.	10,010	777,076
State Street Corp.	11,903	1,065,676
Stifel Financial Corp.	8,781	827,697
†StoneX Group, Inc.	3,888	296,965
T. Rowe Price Group, Inc.	9,926	911,902
Tradeweb Markets, Inc. Class A	4,301	638,526
Victory Capital Holdings, Inc. Class A	3,143	181,885
Virtu Financial, Inc. Class A	8,744	333,321
Virtus Investment Partners, Inc.	672	115,826
Westwood Holdings Group, Inc.	147	2,381
WisdomTree, Inc.	12,702	113,302
		51,204,205
Chemicals–1.63%
AdvanSix, Inc.	2,954	66,908
Air Products & Chemicals, Inc.	4,756	1,402,639
Albemarle Corp.	3,911	281,670
American Vanguard Corp.	3,629	15,968
Ashland, Inc.	4,093	242,674
†Aspen Aerogels, Inc.	4,300	27,477
Avient Corp.	9,434	350,567
†Axalta Coating Systems Ltd.	21,171	702,242
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Balchem Corp.	2,111	$350,426
Cabot Corp.	5,734	476,725
Celanese Corp.	4,848	275,221
CF Industries Holdings, Inc.	14,281	1,116,060
Chemours Co.	6,490	87,810
Corteva, Inc.	20,820	1,310,202
Dow, Inc.	29,060	1,014,775
DuPont de Nemours, Inc.	12,964	968,151
Eastman Chemical Co.	7,160	630,868
Ecolab, Inc.	5,415	1,372,811
†Ecovyst, Inc.	11,383	70,575
Element Solutions, Inc.	19,266	435,604
FMC Corp.	5,172	218,207
Hawkins, Inc.	1,638	173,497
HB Fuller Co.	4,845	271,901
Huntsman Corp.	12,887	203,486
†Ingevity Corp.	3,224	127,638
Innospec, Inc.	1,961	185,805
International Flavors & Fragrances, Inc.	10,862	843,000
†Intrepid Potash, Inc.	612	17,987
Koppers Holdings, Inc.	1,784	49,952
Kronos Worldwide, Inc.	8,371	62,615
Linde PLC	9,954	4,634,980
†LSB Industries, Inc.	3,347	22,057
LyondellBasell Industries NV Class A	13,353	940,051
Mativ Holdings, Inc.	7,587	47,267
Minerals Technologies, Inc.	3,324	211,307
Mosaic Co.	18,737	506,086
NewMarket Corp.	834	472,419
Olin Corp.	10,645	258,035
Orion SA	1,161	15,012
†Perimeter Solutions, Inc.	7,699	77,529
PPG Industries, Inc.	8,250	902,137
Quaker Chemical Corp.	333	41,162
†Rayonier Advanced Materials, Inc.	8,749	50,307
RPM International, Inc.	7,154	827,575
Sensient Technologies Corp.	3,297	245,396
Sherwin-Williams Co.	6,467	2,258,212
Stepan Co.	1,698	93,458
Tronox Holdings PLC	12,136	85,437
Westlake Corp.	2,797	279,784
		25,321,672
Commercial Services & Supplies–0.85%
ABM Industries, Inc.	6,155	291,501
ACCO Brands Corp.	11,109	46,547
†ACV Auctions, Inc. Class A	1,324	18,655
Brady Corp. Class A	3,406	240,600
†BrightView Holdings, Inc.	4,456	57,215
Brink's Co.	3,096	266,751
†Casella Waste Systems, Inc. Class A	2,209	246,326
LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†CECO Environmental Corp.	2,528	$57,638
†Cimpress PLC	1,769	80,012
Cintas Corp.	9,904	2,035,569
Civeo Corp.	683	15,709
†Clean Harbors, Inc.	6,114	1,205,069
†Copart, Inc.	17,785	1,006,453
Deluxe Corp.	5,890	93,121
†Driven Brands Holdings, Inc.	3,542	60,710
Ennis, Inc.	3,323	66,759
†Enviri Corp.	9,121	60,655
†=GCI Liberty, Inc.	8,309	0
†Healthcare Services Group, Inc.	2,712	27,337
HNI Corp.	4,230	187,600
Interface, Inc.	6,714	133,206
†Liquidity Services, Inc.	356	11,040
Matthews International Corp. Class A	2,172	48,305
MillerKnoll, Inc.	5,200	99,528
†Montrose Environmental Group, Inc.	573	8,171
MSA Safety, Inc.	1,744	255,827
†OPENLANE, Inc.	10,378	200,088
†Pursuit Attractions & Hospitality, Inc.	2,398	84,865
Quad/Graphics, Inc.	5,244	28,580
Republic Services, Inc.	5,847	1,415,910
Rollins, Inc.	14,637	790,837
Steelcase, Inc. Class A	9,895	108,449
Tetra Tech, Inc.	17,761	519,509
UniFirst Corp.	1,525	265,350
Veralto Corp.	4,043	393,990
Vestis Corp.	9,019	89,288
VSE Corp.	600	71,994
Waste Management, Inc.	11,560	2,676,256
		13,265,420
Communications Equipment–0.85%
†Applied Optoelectronics, Inc.	2,558	39,265
†Arista Networks, Inc.	16,752	1,297,945
†Aviat Networks, Inc.	681	13,055
†Calix, Inc.	3,340	118,370
†Cambium Networks Corp.	1,717	1,211
†Ciena Corp.	9,996	604,058
Cisco Systems, Inc.	102,291	6,312,378
†Clearfield, Inc.	700	20,804
†Comtech Telecommunications Corp.	2,467	3,947
†Digi International, Inc.	2,900	80,707
†F5, Inc.	4,197	1,117,535
†Harmonic, Inc.	8,852	84,891
Juniper Networks, Inc.	22,261	805,626
†Lumentum Holdings, Inc.	3,766	234,772
Motorola Solutions, Inc.	4,388	1,921,110
†NETGEAR, Inc.	3,638	88,985
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†NetScout Systems, Inc.	7,833	$164,571
†Ribbon Communications, Inc.	7,554	29,612
†Viasat, Inc.	6,887	71,763
†Viavi Solutions, Inc.	16,999	190,219
		13,200,824
Construction & Engineering–0.56%
AECOM	6,721	623,238
†Ameresco, Inc. Class A	1,754	21,188
†API Group Corp.	7,084	253,324
Arcosa, Inc.	4,724	364,315
Argan, Inc.	1,469	192,689
†Bowman Consulting Group Ltd.	773	16,875
†Cadeler AS ADR	1,367	26,875
Comfort Systems USA, Inc.	2,957	953,130
†Construction Partners, Inc. Class A	3,231	232,212
†Dycom Industries, Inc.	3,020	460,067
EMCOR Group, Inc.	2,377	878,611
†Everus Construction Group, Inc.	4,441	164,717
†Fluor Corp.	6,492	232,543
Granite Construction, Inc.	3,767	284,032
†Great Lakes Dredge & Dock Corp.	8,569	74,550
†IES Holdings, Inc.	955	157,680
†Limbach Holdings, Inc.	595	44,310
†MasTec, Inc.	6,175	720,684
†Matrix Service Co.	3,017	37,501
†MYR Group, Inc.	909	102,799
†Northwest Pipe Co.	417	17,222
Primoris Services Corp.	5,175	297,097
Quanta Services, Inc.	4,701	1,194,900
†Sterling Infrastructure, Inc.	2,890	327,177
†Tutor Perini Corp.	7,043	163,257
Valmont Industries, Inc.	1,709	487,697
WillScot Holdings Corp.	15,344	426,563
		8,755,253
Construction Materials–0.24%
CRH PLC	1,625	142,951
Eagle Materials, Inc.	3,675	815,593
†Knife River Corp.	4,441	400,623
Martin Marietta Materials, Inc.	2,409	1,151,815
U.S. Lime & Minerals, Inc.	740	65,401
Vulcan Materials Co.	5,108	1,191,696
		3,768,079
Consumer Finance–0.92%
Ally Financial, Inc.	21,828	796,067
American Express Co.	17,162	4,617,436
†Atlanticus Holdings Corp.	1,483	75,855
LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
Bread Financial Holdings, Inc.	4,827	$241,736
Capital One Financial Corp.	9,847	1,765,567
†Credit Acceptance Corp.	761	392,942
Discover Financial Services	10,511	1,794,228
†Encore Capital Group, Inc.	2,403	82,375
†Enova International, Inc.	2,658	256,656
†EZCORP, Inc. Class A	6,690	98,477
FirstCash Holdings, Inc.	4,561	548,780
†Green Dot Corp. Class A	3,997	33,735
†LendingClub Corp.	11,516	118,845
†LendingTree, Inc.	513	25,789
Navient Corp.	13,773	173,953
Nelnet, Inc. Class A	2,759	306,056
†NerdWallet, Inc. Class A	3,266	29,557
OneMain Holdings, Inc.	11,443	559,334
†PRA Group, Inc.	3,756	77,449
PROG Holdings, Inc.	3,487	92,754
Regional Management Corp.	1,098	33,061
SLM Corp.	19,724	579,294
†SoFi Technologies, Inc.	27,377	318,394
Synchrony Financial	21,871	1,157,851
†World Acceptance Corp.	687	86,940
		14,263,131
Consumer Staples Distribution & Retail–2.23%
Albertsons Cos., Inc. Class A	31,435	691,256
Andersons, Inc.	2,651	113,807
†BJ's Wholesale Club Holdings, Inc.	10,299	1,175,116
Casey's General Stores, Inc.	3,343	1,450,996
†Chefs' Warehouse, Inc.	2,580	140,507
Costco Wholesale Corp.	9,788	9,257,295
Dollar General Corp.	8,636	759,363
†Dollar Tree, Inc.	9,394	705,208
†Grocery Outlet Holding Corp.	1,953	27,303
†HF Foods Group, Inc.	4,692	22,991
Ingles Markets, Inc. Class A	1,101	71,708
Kroger Co.	59,293	4,013,543
Natural Grocers by Vitamin Cottage, Inc.	3,652	146,810
†Performance Food Group Co.	11,543	907,626
PriceSmart, Inc.	1,845	162,083
SpartanNash Co.	3,315	67,162
†Sprouts Farmers Market, Inc.	8,827	1,347,353
Sysco Corp.	17,582	1,319,353
Target Corp.	17,502	1,826,509
†U.S. Foods Holding Corp.	16,963	1,110,398
†United Natural Foods, Inc.	6,297	172,475
Village Super Market, Inc. Class A	618	23,490
Walgreens Boots Alliance, Inc.	24,875	277,854
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
Walmart, Inc.	98,328	$8,632,215
Weis Markets, Inc.	2,787	214,738
		34,637,159
Containers & Packaging–0.66%
Amcor PLC	94,418	915,855
AptarGroup, Inc.	5,029	746,203
Ardagh Metal Packaging SA	6,180	18,664
Avery Dennison Corp.	4,042	719,355
Ball Corp.	14,967	779,332
Berry Global Group, Inc.	12,922	902,085
Crown Holdings, Inc.	7,001	624,909
Graphic Packaging Holding Co.	36,241	940,816
Greif, Inc. Class A	3,741	207,871
International Paper Co.	16,118	859,895
Myers Industries, Inc.	2,920	34,836
†O-I Glass, Inc.	15,403	176,672
Packaging Corp. of America	7,234	1,432,477
Pactiv Evergreen, Inc.	3,230	58,172
†Ranpak Holdings Corp.	2,426	13,149
Sealed Air Corp.	8,211	237,298
Silgan Holdings, Inc.	9,063	463,300
Smurfit WestRock PLC	12,881	580,418
Sonoco Products Co.	8,938	422,231
TriMas Corp.	3,949	92,525
		10,226,063
Distributors–0.14%
A-Mark Precious Metals, Inc.	1,648	41,810
Genuine Parts Co.	8,090	963,843
LKQ Corp.	12,418	528,262
Pool Corp.	1,930	614,415
Weyco Group, Inc.	723	22,037
		2,170,367
Diversified Consumer Services–0.32%
ADT, Inc.	33,492	272,625
†Adtalem Global Education, Inc.	3,425	344,692
†American Public Education, Inc.	2,213	49,394
†Bright Horizons Family Solutions, Inc.	3,064	389,250
Carriage Services, Inc.	1,873	72,579
†Chegg, Inc.	2,936	1,877
†Coursera, Inc.	7,019	46,746
†Duolingo, Inc.	948	294,392
†Frontdoor, Inc.	5,297	203,511
Graham Holdings Co. Class B	350	336,301
†Grand Canyon Education, Inc.	2,298	397,600
H&R Block, Inc.	8,598	472,116
†Laureate Education, Inc.	2,483	50,777
†Mister Car Wash, Inc.	6,772	53,431
LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
OneSpaWorld Holdings Ltd.	4,641	$77,922
Perdoceo Education Corp.	6,682	168,253
Service Corp. International	12,208	979,082
Strategic Education, Inc.	2,304	193,444
†Stride, Inc.	4,408	557,612
†Universal Technical Institute, Inc.	3,270	83,974
		5,045,578
Diversified Telecommunication Services–1.17%
†Anterix, Inc.	1,256	45,970
AT&T, Inc.	274,173	7,753,612
ATN International, Inc.	2,414	49,028
†Bandwidth, Inc. Class A	2,736	35,842
†Frontier Communications Parent, Inc.	12,661	454,024
IDT Corp. Class B	2,430	124,683
Iridium Communications, Inc.	9,651	263,665
†Liberty Global Ltd. Class A	19,127	223,347
†Liberty Latin America Ltd. Class A	11,079	69,132
†Lumen Technologies, Inc.	6,601	25,876
Shenandoah Telecommunications Co.	4,651	58,463
†Sunrise Communications AG Class A ADR	3,825	184,709
Verizon Communications, Inc.	196,220	8,900,539
		18,188,890
Electric Utilities–1.42%
ALLETE, Inc.	3,194	209,846
Alliant Energy Corp.	9,792	630,115
American Electric Power Co., Inc.	12,638	1,380,954
Constellation Energy Corp.	7,922	1,597,313
Duke Energy Corp.	17,825	2,174,115
Edison International	11,997	706,863
Entergy Corp.	11,406	975,099
Evergy, Inc.	7,526	518,918
Eversource Energy	11,554	717,619
Exelon Corp.	26,594	1,225,452
FirstEnergy Corp.	17,934	724,892
Genie Energy Ltd. Class B	2,298	34,585
†Hawaiian Electric Industries, Inc.	8,248	90,316
IDACORP, Inc.	3,450	400,959
MGE Energy, Inc.	2,722	253,037
NextEra Energy, Inc.	46,179	3,273,629
NRG Energy, Inc.	11,201	1,069,247
OGE Energy Corp.	8,515	391,349
Otter Tail Corp.	2,220	178,421
PG&E Corp.	11,609	199,443
Pinnacle West Capital Corp.	5,231	498,253
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Portland General Electric Co.	5,391	$240,439
PPL Corp.	23,327	842,338
Southern Co.	25,061	2,304,359
TXNM Energy, Inc.	5,952	318,313
Xcel Energy, Inc.	14,781	1,046,347
		22,002,221
Electrical Equipment–0.77%
Acuity, Inc.	2,185	575,420
Allient, Inc.	980	21,540
†American Superconductor Corp.	1,761	31,944
AMETEK, Inc.	8,278	1,424,975
Atkore, Inc.	3,036	182,130
Eaton Corp. PLC	7,748	2,106,139
Emerson Electric Co.	10,417	1,142,120
EnerSys	3,479	318,607
†Fluence Energy, Inc.	1,145	5,553
†FuelCell Energy, Inc.	834	3,828
GE Vernova, Inc.	4,627	1,412,531
†Generac Holdings, Inc.	1,996	252,793
Hubbell, Inc.	2,749	909,672
LSI Industries, Inc.	2,323	39,491
†NEXTracker, Inc. Class A	512	21,576
nVent Electric PLC	8,024	420,618
†Plug Power, Inc.	4,000	5,400
Powell Industries, Inc.	1,172	199,627
Preformed Line Products Co.	206	28,858
Regal Rexnord Corp.	4,123	469,403
Rockwell Automation, Inc.	4,255	1,099,407
Sensata Technologies Holding PLC	11,474	278,474
†Shoals Technologies Group, Inc. Class A	3,212	10,664
†Sunrun, Inc.	12,414	72,746
†Thermon Group Holdings, Inc.	2,031	56,563
Vertiv Holdings Co. Class A	11,058	798,388
†Vicor Corp.	1,501	70,217
		11,958,684
Electronic Equipment, Instruments & Components–1.26%
Advanced Energy Industries, Inc.	2,750	262,103
Amphenol Corp. Class A	30,511	2,001,217
†Arrow Electronics, Inc.	4,495	466,716
Avnet, Inc.	8,965	431,127
Badger Meter, Inc.	1,944	369,846
Bel Fuse, Inc. Class B	1,387	103,831
Belden, Inc.	3,377	338,544
Benchmark Electronics, Inc.	4,152	157,901
CDW Corp.	4,620	740,401
Cognex Corp.	7,440	221,935
†Coherent Corp.	7,701	500,103
LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Corning, Inc.	35,644	$1,631,782
Crane NXT Co.	4,856	249,598
CTS Corp.	2,424	100,717
†Daktronics, Inc.	5,746	69,986
†ePlus, Inc.	2,428	148,181
†Fabrinet	2,950	582,655
†FARO Technologies, Inc.	1,676	45,755
†Flex Ltd.	28,745	950,885
†Insight Enterprises, Inc.	2,266	339,877
†IPG Photonics Corp.	3,160	199,522
†Itron, Inc.	2,913	305,166
Jabil, Inc.	8,943	1,216,874
†Keysight Technologies, Inc.	6,369	953,885
†Kimball Electronics, Inc.	343	5,642
†Knowles Corp.	9,789	148,793
Littelfuse, Inc.	2,042	401,743
Methode Electronics, Inc.	3,476	22,177
†Mirion Technologies, Inc.	5,893	85,449
Napco Security Technologies, Inc.	1,900	43,738
†nLight, Inc.	4,600	35,742
†Novanta, Inc.	2,315	296,019
†OSI Systems, Inc.	1,390	270,133
†PAR Technology Corp.	1,800	110,412
PC Connection, Inc.	2,979	185,949
†Plexus Corp.	1,891	242,294
Richardson Electronics Ltd.	2,073	23,135
†Rogers Corp.	1,412	95,352
†Sanmina Corp.	5,560	423,561
†ScanSource, Inc.	2,896	98,493
†SmartRent, Inc.	9,964	12,056
TD SYNNEX Corp.	6,092	633,324
TE Connectivity PLC	8,674	1,225,810
†Teledyne Technologies, Inc.	1,799	895,380
†Trimble, Inc.	9,996	656,237
†TTM Technologies, Inc.	10,770	220,893
Vishay Intertechnology, Inc.	7,940	126,246
†Vishay Precision Group, Inc.	858	20,669
Vontier Corp.	10,620	348,867
†Zebra Technologies Corp. Class A	1,852	523,301
		19,540,022
Energy Equipment & Services–0.55%
Archrock, Inc.	13,582	356,392
Baker Hughes Co.	31,272	1,374,404
†Bristow Group, Inc.	670	21,159
Cactus, Inc. Class A	3,339	153,026
ChampionX Corp.	17,282	515,004
Core Laboratories, Inc.	3,764	56,422
†DMC Global, Inc.	1,792	15,089
†Expro Group Holdings NV	4,117	40,923
†Forum Energy Technologies, Inc.	581	11,684
Halliburton Co.	41,586	1,055,037
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Helix Energy Solutions Group, Inc.	13,767	$114,404
Helmerich & Payne, Inc.	7,597	198,434
†Innovex International, Inc.	4,298	77,192
Liberty Energy, Inc.	13,753	217,710
†Mammoth Energy Services, Inc.	3,494	7,128
†Nabors Industries Ltd.	845	35,245
Noble Corp. PLC	7,063	167,393
NOV, Inc.	21,887	333,120
†NPK International, Inc.	12,083	70,202
†Oceaneering International, Inc.	10,362	225,995
†Oil States International, Inc.	6,670	34,350
Patterson-UTI Energy, Inc.	2,932	24,101
†ProPetro Holding Corp.	7,913	58,161
RPC, Inc.	14,752	81,136
Schlumberger NV	41,543	1,736,497
†SEACOR Marine Holdings, Inc.	2,951	14,932
†Seadrill Ltd.	1,119	27,975
Select Water Solutions, Inc.	10,426	109,473
Solaris Energy Infrastructure, Inc. Class A	2,482	54,008
TechnipFMC PLC	24,993	792,028
†TETRA Technologies, Inc.	6,536	21,961
†Tidewater, Inc.	1,101	46,539
†Transocean Ltd.	38,916	123,364
†Valaris Ltd.	2,689	105,570
Weatherford International PLC	5,032	269,464
		8,545,522
Entertainment–1.23%
†Atlanta Braves Holdings, Inc. Class A	2,109	86,674
Cinemark Holdings, Inc.	8,070	200,862
Electronic Arts, Inc.	6,314	912,499
†Eventbrite, Inc. Class A	6,000	12,660
†IMAX Corp.	4,896	129,010
†Liberty Media Corp.-Liberty Formula One Class A	8,951	798,574
†Liberty Media Corp.-Liberty Live Class A	5,359	363,756
†Lions Gate Entertainment Corp. Class A	18,098	148,892
†Live Nation Entertainment, Inc.	7,827	1,022,050
†Madison Square Garden Entertainment Corp.	3,215	105,259
†Madison Square Garden Sports Corp.	382	74,383
Marcus Corp.	2,728	45,530
†Netflix, Inc.	7,867	7,336,214
LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Reading International, Inc. Class A	489	$680
†ROBLOX Corp. Class A	5,329	310,627
†Roku, Inc.	3,130	220,477
†Sphere Entertainment Co.	3,215	105,195
†Spotify Technology SA	1,414	777,742
†Take-Two Interactive Software, Inc.	6,349	1,315,830
TKO Group Holdings, Inc.	3,153	481,810
Walt Disney Co.	36,996	3,651,505
†Warner Bros Discovery, Inc.	88,464	949,219
Warner Music Group Corp. Class A	2,536	79,504
		19,128,952
Financial Services–4.04%
†Affirm Holdings, Inc.	7,184	324,645
Apollo Global Management, Inc.	6,950	951,733
†AvidXchange Holdings, Inc.	10,982	93,127
†Berkshire Hathaway, Inc. Class B	37,368	19,901,449
†Block, Inc.	7,175	389,818
†Cantaloupe, Inc.	2,736	21,532
Cass Information Systems, Inc.	1,874	81,051
Corebridge Financial, Inc.	34,913	1,102,203
†Corpay, Inc.	4,205	1,466,368
Enact Holdings, Inc.	1,869	64,948
Equitable Holdings, Inc.	16,769	873,497
Essent Group Ltd.	9,692	559,422
†Euronet Worldwide, Inc.	4,413	471,529
EVERTEC, Inc.	623	22,908
Federal Agricultural Mortgage Corp. Class C	974	182,635
Fidelity National Information Services, Inc.	18,405	1,374,485
†Fiserv, Inc.	12,330	2,722,834
†Flywire Corp.	2,304	21,888
Global Payments, Inc.	8,159	798,929
†International Money Express, Inc.	2,436	30,742
Jack Henry & Associates, Inc.	3,078	562,043
Jackson Financial, Inc. Class A	3,086	258,545
†Marqeta, Inc. Class A	7,290	30,035
Mastercard, Inc. Class A	20,278	11,114,777
Merchants Bancorp	1,218	45,066
MGIC Investment Corp.	24,266	601,312
†Mr. Cooper Group, Inc.	6,569	785,652
†NCR Atleos Corp.	6,538	172,472
†NMI Holdings, Inc. Class A	7,717	278,198
†Onity Group, Inc.	819	26,470
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
†Paymentus Holdings, Inc. Class A	2,017	$52,644
†Payoneer Global, Inc.	9,310	68,056
†PayPal Holdings, Inc.	19,280	1,258,020
†Paysafe Ltd.	3,600	56,484
PennyMac Financial Services, Inc.	1,310	131,144
Radian Group, Inc.	13,737	454,283
†Remitly Global, Inc.	4,416	91,853
†Repay Holdings Corp.	5,100	28,407
Rocket Cos., Inc. Class A	2,409	29,077
†Shift4 Payments, Inc. Class A	1,914	156,393
†Toast, Inc. Class A	7,723	256,172
UWM Holdings Corp.	3,722	20,322
†Velocity Financial, Inc.	535	10,010
Visa, Inc. Class A	37,774	13,238,276
Voya Financial, Inc.	8,511	576,705
Walker & Dunlop, Inc.	3,389	289,285
Waterstone Financial, Inc.	3,925	52,791
Western Union Co.	21,608	228,613
†WEX, Inc.	3,024	474,829
		62,803,677
Food Products–0.95%
Alico, Inc.	234	6,983
Archer-Daniels-Midland Co.	3,939	189,111
B&G Foods, Inc.	5,511	37,861
Bunge Global SA	7,656	585,072
Calavo Growers, Inc.	1,666	39,967
Cal-Maine Foods, Inc.	3,432	311,969
Campbell's Co.	16,121	643,550
Conagra Brands, Inc.	20,072	535,320
†Darling Ingredients, Inc.	8,222	256,855
Dole PLC	4,165	60,184
†Farmer Bros Co.	400	888
Flowers Foods, Inc.	15,586	296,290
Fresh Del Monte Produce, Inc.	5,548	171,045
†Freshpet, Inc.	1,480	123,092
General Mills, Inc.	19,730	1,179,657
†Hain Celestial Group, Inc.	7,400	30,710
Hershey Co.	5,771	987,014
Hormel Foods Corp.	18,651	577,062
Ingredion, Inc.	5,606	757,987
J & J Snack Foods Corp.	1,370	180,456
J.M. Smucker Co.	5,410	640,598
John B Sanfilippo & Son, Inc.	748	53,003
Kellanova	5,354	441,652
Kraft Heinz Co.	31,697	964,540
Lamb Weston Holdings, Inc.	5,940	316,602
Lancaster Colony Corp.	1,572	275,100
McCormick & Co., Inc.	8,523	701,496
Mondelez International, Inc. Class A	27,705	1,879,784
†Pilgrim's Pride Corp.	10,200	556,002
LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
†Post Holdings, Inc.	4,512	$525,016
Seaboard Corp.	14	37,760
†Simply Good Foods Co.	7,603	262,228
Tootsie Roll Industries, Inc.	1,639	51,587
†TreeHouse Foods, Inc.	3,727	100,964
Tyson Foods, Inc. Class A	12,030	767,634
Utz Brands, Inc.	3,854	54,264
†Vital Farms, Inc.	3,700	112,739
WK Kellogg Co.	4,522	90,124
		14,802,166
Gas Utilities–0.21%
Atmos Energy Corp.	5,169	799,024
Chesapeake Utilities Corp.	776	99,662
MDU Resources Group, Inc.	18,965	320,698
National Fuel Gas Co.	5,275	417,727
New Jersey Resources Corp.	8,468	415,440
Northwest Natural Holding Co.	2,733	116,754
ONE Gas, Inc.	2,955	223,368
Southwest Gas Holdings, Inc.	3,302	237,084
Spire, Inc.	3,336	261,042
UGI Corp.	11,119	367,705
		3,258,504
Ground Transportation–1.05%
ArcBest Corp.	1,712	120,833
†Avis Budget Group, Inc.	1,782	135,254
Covenant Logistics Group, Inc.	2,834	62,915
CSX Corp.	68,716	2,022,312
FTAI Infrastructure, Inc.	4,825	21,857
Heartland Express, Inc.	6,467	59,626
†Hertz Global Holdings, Inc.	17,404	68,572
JB Hunt Transport Services, Inc.	6,558	970,256
Knight-Swift Transportation Holdings, Inc.	10,537	458,254
Landstar System, Inc.	2,906	436,481
†Lyft, Inc. Class A	6,092	72,312
Marten Transport Ltd.	6,469	88,755
Norfolk Southern Corp.	6,204	1,469,417
Old Dominion Freight Line, Inc.	7,164	1,185,284
†PAMT Corp.	1,224	14,859
†RXO, Inc.	9,670	184,697
Ryder System, Inc.	5,398	776,286
†Saia, Inc.	1,186	414,424
Schneider National, Inc. Class B	9,043	206,632
†Uber Technologies, Inc.	19,994	1,456,763
†U-Haul Holding Co.	12,126	727,894
Union Pacific Corp.	17,786	4,201,765
Universal Logistics Holdings, Inc.	2,500	65,600
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
Werner Enterprises, Inc.	5,226	$153,122
†XPO, Inc.	8,315	894,528
		16,268,698
Health Care Equipment & Supplies–1.86%
Abbott Laboratories	33,572	4,453,326
†Align Technology, Inc.	2,128	338,054
†AngioDynamics, Inc.	5,678	53,316
†Artivion, Inc.	3,491	85,809
†AtriCure, Inc.	1,380	44,519
†Avanos Medical, Inc.	4,232	60,645
†Axogen, Inc.	3,071	56,813
Baxter International, Inc.	20,388	697,881
Becton Dickinson & Co.	5,266	1,206,230
†Bioventus, Inc. Class A	3,090	28,273
†Boston Scientific Corp.	19,203	1,937,199
CONMED Corp.	1,948	117,640
†Cooper Cos., Inc.	8,507	717,565
Dentsply Sirona, Inc.	12,665	189,215
†Dexcom, Inc.	4,904	334,894
†Edwards Lifesciences Corp.	13,454	975,146
Embecta Corp.	1,053	13,426
†Enovis Corp.	3,676	140,460
†Envista Holdings Corp.	10,550	182,093
GE HealthCare Technologies, Inc.	16,357	1,320,173
†Globus Medical, Inc. Class A	2,238	163,822
†Haemonetics Corp.	2,876	182,770
†Hologic, Inc.	9,212	569,025
†ICU Medical, Inc.	1,184	164,410
†IDEXX Laboratories, Inc.	2,544	1,068,353
†Inogen, Inc.	1,392	9,925
†Inspire Medical Systems, Inc.	361	57,500
†Insulet Corp.	2,257	592,711
†Integer Holdings Corp.	2,452	289,361
†Integra LifeSciences Holdings Corp.	4,660	102,473
†Intuitive Surgical, Inc.	4,799	2,376,801
iRadimed Corp.	465	24,403
†Lantheus Holdings, Inc.	4,262	415,971
LeMaitre Vascular, Inc.	1,018	85,410
†LENSAR, Inc.	1,658	23,411
†LivaNova PLC	3,945	154,960
†Masimo Corp.	2,348	391,177
Medtronic PLC	25,795	2,317,939
†Merit Medical Systems, Inc.	4,346	459,416
†Nevro Corp.	1,444	8,433
†=OmniAb, Inc.	435	0
†=OmniAb, Inc..	435	0
†Omnicell, Inc.	2,223	77,716
†OraSure Technologies, Inc.	3,636	12,253
†Orthofix Medical, Inc.	3,866	63,054
†OrthoPediatrics Corp.	984	24,236
†Penumbra, Inc.	873	233,449
†QuidelOrtho Corp.	744	26,018
LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
ResMed, Inc.	5,199	$1,163,796
†RxSight, Inc.	1,447	36,537
†SI-BONE, Inc.	2,500	35,075
†Solventum Corp.	2,726	207,285
†STAAR Surgical Co.	700	12,341
STERIS PLC	3,660	829,539
Stryker Corp.	6,250	2,326,562
†Surmodics, Inc.	1,196	36,514
†Tactile Systems Technology, Inc.	3,443	45,516
Teleflex, Inc.	1,857	256,619
†UFP Technologies, Inc.	348	70,195
Utah Medical Products, Inc.	166	9,303
†Varex Imaging Corp.	3,549	41,168
Zimmer Biomet Holdings, Inc.	8,329	942,676
†Zimvie, Inc.	832	8,986
		28,869,786
Health Care Providers & Services–2.53%
†Acadia Healthcare Co., Inc.	7,227	219,123
†Accolade, Inc.	200	1,396
†AdaptHealth Corp.	6,653	72,119
†Addus HomeCare Corp.	1,490	147,346
†agilon health, Inc.	10,936	47,353
†Amedisys, Inc.	2,782	257,697
†AMN Healthcare Services, Inc.	3,474	84,974
†Astrana Health, Inc.	2,925	90,704
†Brookdale Senior Living, Inc.	25,409	159,060
Cardinal Health, Inc.	7,851	1,081,632
†Castle Biosciences, Inc.	1,800	36,036
Cencora, Inc.	7,005	1,948,020
†Centene Corp.	17,165	1,042,087
Chemed Corp.	941	579,016
Cigna Group	9,067	2,983,043
†Community Health Systems, Inc.	14,031	37,884
Concentra Group Holdings Parent, Inc.	10,679	231,734
†CorVel Corp.	3,899	436,571
†Cross Country Healthcare, Inc.	2,295	34,173
CVS Health Corp.	28,367	1,921,864
†DaVita, Inc.	4,246	649,511
Elevance Health, Inc.	5,945	2,585,837
Encompass Health Corp.	10,482	1,061,617
†Enhabit, Inc.	5,241	46,068
Ensign Group, Inc.	4,490	581,006
†Fulgent Genetics, Inc.	3,138	53,032
HCA Healthcare, Inc.	4,545	1,570,525
†HealthEquity, Inc.	2,091	184,782
†Henry Schein, Inc.	6,745	461,965
Humana, Inc.	3,124	826,610
Labcorp Holdings, Inc.	3,563	829,253
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
McKesson Corp.	2,950	$1,985,320
†ModivCare, Inc.	1,930	2,538
†Molina Healthcare, Inc.	2,528	832,698
National HealthCare Corp.	1,558	144,582
National Research Corp.	414	5,299
†NeoGenomics, Inc.	6,172	58,572
†OPKO Health, Inc.	26,983	44,792
†Option Care Health, Inc.	8,414	294,069
†Owens & Minor, Inc.	7,025	63,436
Patterson Cos., Inc.	6,409	200,217
†Pediatrix Medical Group, Inc.	8,411	121,875
†Pennant Group, Inc.	2,839	71,401
Premier, Inc. Class A	6,981	134,594
†Privia Health Group, Inc.	4,493	100,868
†Progyny, Inc.	1,799	40,190
Quest Diagnostics, Inc.	4,790	810,468
†RadNet, Inc.	2,573	127,930
Select Medical Holdings Corp.	13,234	221,008
†Surgery Partners, Inc.	2,745	65,194
†Tenet Healthcare Corp.	9,313	1,252,599
U.S. Physical Therapy, Inc.	1,000	72,360
UnitedHealth Group, Inc.	21,895	11,467,506
Universal Health Services, Inc. Class B	4,896	919,958
		39,299,512
Health Care Technology–0.08%
†American Well Corp. Class A	668	5,264
†Certara, Inc.	5,749	56,915
†Definitive Healthcare Corp.	5,123	14,806
†Doximity, Inc. Class A	3,034	176,063
†Evolent Health, Inc. Class A	7,583	71,811
†GoodRx Holdings, Inc. Class A	3,965	17,486
HealthStream, Inc.	2,606	83,861
†Phreesia, Inc.	2,143	54,775
†Schrodinger, Inc.	1,980	39,085
Simulations Plus, Inc.	1,079	26,457
†Teladoc Health, Inc.	5,765	45,889
†TruBridge, Inc.	971	26,722
†Veeva Systems, Inc. Class A	2,983	690,952
		1,310,086
Hotels, Restaurants & Leisure–2.13%
†Airbnb, Inc. Class A	6,484	774,579
Aramark	18,038	622,672
†Biglari Holdings, Inc. Class B	1	217
†BJ's Restaurants, Inc.	1,988	68,109
Bloomin' Brands, Inc.	5,220	37,427
Booking Holdings, Inc.	684	3,151,126
Boyd Gaming Corp.	3,668	241,464
†Brinker International, Inc.	3,450	514,223
†Caesars Entertainment, Inc.	9,211	230,275
LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Carnival Corp.	31,390	$613,047
†Cava Group, Inc.	1,819	157,180
Cheesecake Factory, Inc.	3,055	148,656
†Chipotle Mexican Grill, Inc.	36,450	1,830,155
Choice Hotels International, Inc.	3,240	430,207
Churchill Downs, Inc.	3,270	363,199
Cracker Barrel Old Country Store, Inc.	1,445	56,095
Darden Restaurants, Inc.	4,974	1,033,398
†Dave & Buster's Entertainment, Inc.	2,917	51,252
†Denny's Corp.	3,860	14,166
Dine Brands Global, Inc.	793	18,453
Domino's Pizza, Inc.	1,117	513,206
†DoorDash, Inc. Class A	4,546	830,872
†DraftKings, Inc. Class A	9,094	302,012
†Dutch Bros, Inc. Class A	1,237	76,372
†El Pollo Loco Holdings, Inc.	3,990	41,097
Expedia Group, Inc.	4,278	719,132
†First Watch Restaurant Group, Inc.	5,102	84,948
Golden Entertainment, Inc.	2,073	54,706
†Hilton Grand Vacations, Inc.	2,114	79,085
Hilton Worldwide Holdings, Inc.	5,784	1,316,149
Hyatt Hotels Corp. Class A	2,033	249,043
Jack in the Box, Inc.	1,152	31,323
Krispy Kreme, Inc.	3,368	16,571
Las Vegas Sands Corp.	19,276	744,632
†Life Time Group Holdings, Inc.	6,305	190,411
†Light & Wonder, Inc.	5,966	516,715
Marriott International, Inc. Class A	5,486	1,306,765
Marriott Vacations Worldwide Corp.	2,792	179,358
McDonald's Corp.	15,548	4,856,729
†MGM Resorts International	11,398	337,837
†Norwegian Cruise Line Holdings Ltd.	10,601	200,995
Papa John's International, Inc.	1,657	68,070
†Penn Entertainment, Inc.	9,276	151,292
†Planet Fitness, Inc. Class A	5,682	548,938
†Playa Hotels & Resorts NV	8,564	114,158
†Red Robin Gourmet Burgers, Inc.	2,551	9,082
Red Rock Resorts, Inc. Class A	2,566	111,287
Royal Caribbean Cruises Ltd.	9,714	1,995,644
†Sabre Corp.	19,559	54,961
†Shake Shack, Inc. Class A	1,397	123,173
Starbucks Corp.	25,650	2,516,008
†Sweetgreen, Inc. Class A	4,300	107,586
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc.	5,372	$895,136
Travel & Leisure Co.	3,900	180,531
†United Parks & Resorts, Inc.	3,939	179,067
Vail Resorts, Inc.	2,068	330,921
Wendy's Co.	16,015	234,299
Wingstop, Inc.	1,711	385,967
Wyndham Hotels & Resorts, Inc.	4,719	427,117
Wynn Resorts Ltd.	3,118	260,353
Yum! Brands, Inc.	8,774	1,380,677
		33,078,125
Household Durables–1.01%
†Beazer Homes USA, Inc.	1,618	32,991
†Cavco Industries, Inc.	615	319,572
Century Communities, Inc.	2,549	171,038
†Champion Homes, Inc.	3,677	348,433
Dr. Horton, Inc.	11,635	1,479,158
†Dream Finders Homes, Inc. Class A	3,347	75,508
Ethan Allen Interiors, Inc.	2,976	82,435
Flexsteel Industries, Inc.	262	9,566
Garmin Ltd.	6,913	1,501,020
†GoPro, Inc. Class A	2,300	1,525
†Green Brick Partners, Inc.	1,200	69,972
Hamilton Beach Brands Holding Co. Class A	400	7,772
†Helen of Troy Ltd.	1,542	82,482
Hooker Furnishings Corp.	1,803	18,102
†Hovnanian Enterprises, Inc. Class A	484	50,680
Installed Building Products, Inc.	2,039	349,607
†iRobot Corp.	1,300	3,510
KB Home	7,508	436,365
La-Z-Boy, Inc.	4,018	157,064
Leggett & Platt, Inc.	9,984	78,973
Lennar Corp. Class A	9,126	1,044,553
†LGI Homes, Inc.	1,623	107,881
†Lovesac Co.	1,377	25,034
†M/I Homes, Inc.	2,794	319,019
Meritage Homes Corp.	6,348	449,946
†Mohawk Industries, Inc.	2,934	335,004
Newell Brands, Inc.	34,587	214,439
†NVR, Inc.	224	1,622,743
PulteGroup, Inc.	18,528	1,904,678
†Purple Innovation, Inc.	2,397	1,820
†SharkNinja, Inc.	6,137	511,887
Somnigroup International, Inc.	9,791	586,285
†Sonos, Inc.	2,851	30,420
†Taylor Morrison Home Corp.	10,234	614,449
Toll Brothers, Inc.	8,369	883,683
†TopBuild Corp.	3,484	1,062,446
†Tri Pointe Homes, Inc.	8,913	284,503
LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Universal Electronics, Inc.	1,276	$7,809
Whirlpool Corp.	4,124	371,696
		15,654,068
Household Products–0.93%
†Central Garden & Pet Co.	5,787	190,340
Church & Dwight Co., Inc.	7,415	816,317
Clorox Co.	4,535	667,779
Colgate-Palmolive Co.	18,519	1,735,230
Energizer Holdings, Inc.	6,619	198,041
Kimberly-Clark Corp.	9,668	1,374,983
Procter & Gamble Co.	53,278	9,079,637
Reynolds Consumer Products, Inc.	1,713	40,872
Spectrum Brands Holdings, Inc.	2,924	209,212
WD-40 Co.	802	195,688
		14,508,099
Independent Power and Renewable Electricity Producers–0.19%
AES Corp.	23,697	294,317
Brookfield Renewable Corp.	7,641	213,337
Clearway Energy, Inc. Class A	7,924	235,137
†Montauk Renewables, Inc.	4,020	8,402
Ormat Technologies, Inc.	5,007	354,345
Vistra Corp.	15,543	1,825,370
		2,930,908
Industrial Conglomerates–0.33%
3M Co.	10,907	1,601,802
Honeywell International, Inc.	16,626	3,520,556
		5,122,358
Insurance–3.60%
Aflac, Inc.	16,168	1,797,720
Allstate Corp.	9,725	2,013,756
†Ambac Financial Group, Inc.	3,737	32,699
American Coastal Insurance Corp. Class C	1,612	18,651
American Financial Group, Inc.	6,291	826,260
American International Group, Inc.	26,383	2,293,738
AMERISAFE, Inc.	1,652	86,813
Aon PLC Class A	4,664	1,861,356
Arch Capital Group Ltd.	16,970	1,632,175
Arthur J Gallagher & Co.	3,988	1,376,817
Assurant, Inc.	4,180	876,755
Assured Guaranty Ltd.	5,006	441,029
Axis Capital Holdings Ltd.	6,050	606,452
†Baldwin Insurance Group, Inc.	1,800	80,442
†Brighthouse Financial, Inc.	5,618	325,788
Brown & Brown, Inc.	11,834	1,472,150
Chubb Ltd.	9,621	2,905,446
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Cincinnati Financial Corp.	6,563	$969,486
CNO Financial Group, Inc.	2,788	116,120
Crawford & Co. Class A	2,669	30,480
Donegal Group, Inc. Class A	1,349	26,481
†eHealth, Inc.	2,423	16,186
Employers Holdings, Inc.	2,884	146,046
†Enstar Group Ltd.	1,331	442,398
Erie Indemnity Co. Class A	918	384,688
Everest Group Ltd.	2,122	770,986
F&G Annuities & Life, Inc.	1,879	67,738
Fidelity National Financial, Inc.	15,187	988,370
First American Financial Corp.	8,033	527,206
†Genworth Financial, Inc. Class A	43,794	310,499
Globe Life, Inc.	6,092	802,438
Goosehead Insurance, Inc. Class A	1,176	138,839
†Greenlight Capital Re Ltd. Class A	4,459	60,419
Hanover Insurance Group, Inc.	3,084	536,462
Hartford Insurance Group, Inc.	17,899	2,214,643
HCI Group, Inc.	1,347	201,013
†Heritage Insurance Holdings, Inc.	3,747	54,032
Horace Mann Educators Corp.	4,684	200,147
James River Group Holdings Ltd.	3,086	12,961
Kemper Corp.	5,413	361,859
Kinsale Capital Group, Inc.	1,057	514,452
Loews Corp.	10,098	928,107
†Maiden Holdings Ltd.	12,125	6,915
†Markel Group, Inc.	576	1,076,895
Marsh & McLennan Cos., Inc.	12,506	3,051,839
Mercury General Corp.	5,667	316,785
MetLife, Inc.	27,164	2,180,997
†NI Holdings, Inc.	900	12,834
Old Republic International Corp.	18,896	741,101
†Oscar Health, Inc. Class A	8,880	116,417
†Palomar Holdings, Inc.	897	122,961
Primerica, Inc.	4,918	1,399,318
Principal Financial Group, Inc.	9,689	817,461
†ProAssurance Corp.	5,554	129,686
Progressive Corp.	12,097	3,423,572
Prudential Financial, Inc.	14,668	1,638,122
Reinsurance Group of America, Inc.	4,574	900,621
RenaissanceRe Holdings Ltd.	3,891	933,840
RLI Corp.	6,194	497,564
LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Safety Insurance Group, Inc.	1,663	$131,177
Selective Insurance Group, Inc.	4,229	387,123
†SiriusPoint Ltd.	13,203	228,280
†Skyward Specialty Insurance Group, Inc.	1,400	74,088
Stewart Information Services Corp.	3,080	219,758
Tiptree, Inc.	2,925	70,463
Travelers Cos., Inc.	14,707	3,889,413
†Trupanion, Inc.	1,512	56,352
United Fire Group, Inc.	2,797	82,400
Universal Insurance Holdings, Inc.	3,674	87,074
Unum Group	9,122	743,078
W.R. Berkley Corp.	15,772	1,122,335
White Mountains Insurance Group Ltd.	247	475,675
Willis Towers Watson PLC	4,673	1,579,240
		55,983,487
Interactive Media & Services–4.55%
Alphabet, Inc. Class A	241,624	37,539,993
†Angi, Inc.	210	3,236
†Bumble, Inc. Class A	8,172	35,466
†Cargurus, Inc.	7,758	225,991
†Cars.com, Inc.	5,183	58,412
†DHI Group, Inc.	5,517	7,669
Match Group, Inc.	9,882	308,318
Meta Platforms, Inc. Class A	54,080	31,169,549
†Pinterest, Inc. Class A	12,758	395,498
†QuinStreet, Inc.	3,909	69,737
Shutterstock, Inc.	1,235	23,008
†Snap, Inc. Class A	32,817	285,836
†TripAdvisor, Inc.	8,010	113,502
†TrueCar, Inc.	10,819	17,094
†Vimeo, Inc.	12,832	67,496
†Yelp, Inc.	3,995	147,935
†Zedge, Inc. Class B	1,132	2,638
†Ziff Davis, Inc.	2,809	105,562
†ZipRecruiter, Inc. Class A	3,400	20,026
†ZoomInfo Technologies, Inc.	7,631	76,310
		70,673,276
IT Services–1.20%
Accenture PLC Class A	14,205	4,432,528
†Akamai Technologies, Inc.	7,037	566,478
Amdocs Ltd.	5,634	515,511
†ASGN, Inc.	4,012	252,836
†Cloudflare, Inc. Class A	1,236	139,285
Cognizant Technology Solutions Corp. Class A	17,896	1,369,044
†DigitalOcean Holdings, Inc.	1,591	53,123
†DXC Technology Co.	16,203	276,261
†EPAM Systems, Inc.	1,459	246,338
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Fastly, Inc. Class A	7,448	$47,146
†Gartner, Inc.	2,793	1,172,334
†Globant SA	1,717	202,125
†GoDaddy, Inc. Class A	3,510	632,291
†Grid Dynamics Holdings, Inc.	2,476	38,749
Hackett Group, Inc.	2,613	76,352
International Business Machines Corp.	21,607	5,372,797
†Kyndryl Holdings, Inc.	13,287	417,212
†MongoDB, Inc.	1,322	231,879
†Okta, Inc.	5,700	599,754
†Snowflake, Inc. Class A	2,969	433,949
†Twilio, Inc. Class A	6,890	674,600
†Unisys Corp.	5,740	26,347
†VeriSign, Inc.	3,177	806,545
		18,583,484
Leisure Products–0.14%
Acushnet Holdings Corp.	6,089	418,071
†American Outdoor Brands, Inc.	2,016	24,515
Brunswick Corp.	5,777	311,091
†Funko, Inc. Class A	2,122	14,557
Hasbro, Inc.	7,816	480,606
Johnson Outdoors, Inc. Class A	842	20,915
†Malibu Boats, Inc. Class A	1,279	39,240
†MasterCraft Boat Holdings, Inc.	814	14,017
†Mattel, Inc.	23,363	453,943
Polaris, Inc.	4,182	171,211
Smith & Wesson Brands, Inc.	4,862	45,314
†Topgolf Callaway Brands Corp.	12,392	81,663
†YETI Holdings, Inc.	3,031	100,326
		2,175,469
Life Sciences Tools & Services–0.87%
†10X Genomics, Inc. Class A	1,701	14,850
†Adaptive Biotechnologies Corp.	4,935	36,667
Agilent Technologies, Inc.	6,499	760,253
†Avantor, Inc.	27,637	447,996
†Azenta, Inc.	1,860	64,430
†BioLife Solutions, Inc.	2,557	58,402
†Bio-Rad Laboratories, Inc. Class A	1,192	290,324
Bio-Techne Corp.	6,154	360,809
Bruker Corp.	7,953	331,958
†Charles River Laboratories International, Inc.	2,668	401,587
†CryoPort, Inc.	1,498	9,108
†Cytek Biosciences, Inc.	6,300	25,263
Danaher Corp.	10,263	2,103,915
†Fortrea Holdings, Inc.	4,241	32,020
LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†ICON PLC	2,364	$413,676
†Illumina, Inc.	2,544	201,841
†IQVIA Holdings, Inc.	7,712	1,359,626
†Maravai LifeSciences Holdings, Inc. Class A	3,739	8,263
†Medpace Holdings, Inc.	1,490	453,988
Mesa Laboratories, Inc.	369	43,786
†Mettler-Toledo International, Inc.	685	808,923
†OmniAb, Inc.	5,630	13,512
†Pacific Biosciences of California, Inc.	7,862	9,277
†Quanterix Corp.	2,102	13,684
†Repligen Corp.	1,977	251,554
Revvity, Inc.	4,782	505,936
†Seer, Inc.	3,658	6,182
†Sotera Health Co.	13,181	153,690
Thermo Fisher Scientific, Inc.	6,122	3,046,307
†Waters Corp.	2,432	896,362
West Pharmaceutical Services, Inc.	2,013	450,670
		13,574,859
Machinery–2.73%
†3D Systems Corp.	12,600	26,712
AGCO Corp.	6,733	623,274
Alamo Group, Inc.	962	171,438
Albany International Corp. Class A	1,955	134,973
Allison Transmission Holdings, Inc.	10,027	959,283
Astec Industries, Inc.	2,143	73,826
Atmus Filtration Technologies, Inc.	2,033	74,672
†Blue Bird Corp.	1,534	49,656
Caterpillar, Inc.	12,216	4,028,837
†Chart Industries, Inc.	1,760	254,074
CNH Industrial NV	57,223	702,698
Columbus McKinnon Corp.	2,439	41,292
†Commercial Vehicle Group, Inc.	1,272	1,463
Crane Co.	4,254	651,628
Cummins, Inc.	5,635	1,766,234
Deere & Co.	10,122	4,750,761
Donaldson Co., Inc.	11,081	743,092
Douglas Dynamics, Inc.	2,749	63,859
Dover Corp.	5,695	1,000,498
†Energy Recovery, Inc.	4,106	65,244
Enerpac Tool Group Corp.	5,155	231,253
Enpro, Inc.	1,615	261,291
Esab Corp.	3,676	428,254
ESCO Technologies, Inc.	2,036	323,968
Federal Signal Corp.	4,850	356,717
Flowserve Corp.	9,087	443,809
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Fortive Corp.	13,093	$958,146
Franklin Electric Co., Inc.	3,733	350,454
†Gates Industrial Corp. PLC	6,364	117,161
Gorman-Rupp Co.	2,694	94,559
Graco, Inc.	5,884	491,373
Greenbrier Cos., Inc.	3,320	170,050
Helios Technologies, Inc.	3,613	115,941
Hillenbrand, Inc.	5,105	123,235
†Hillman Solutions Corp.	11,424	100,417
Hyster-Yale, Inc.	2,265	94,088
IDEX Corp.	2,515	455,140
Illinois Tool Works, Inc.	9,327	2,313,189
Ingersoll Rand, Inc.	13,102	1,048,553
ITT, Inc.	6,197	800,405
JBT Marel Corp.	2,531	309,288
Kadant, Inc.	857	288,732
Kennametal, Inc.	8,400	178,920
†L.B. Foster Co. Class A	1,339	26,352
Lincoln Electric Holdings, Inc.	4,061	768,179
Lindsay Corp.	922	116,651
Luxfer Holdings PLC	1,823	21,621
†Manitowoc Co., Inc.	3,536	30,374
†Middleby Corp.	4,387	666,736
Miller Industries, Inc.	382	16,185
Mueller Industries, Inc.	8,709	663,103
Mueller Water Products, Inc. Class A	13,201	335,569
†NN, Inc.	2,981	6,737
Nordson Corp.	1,898	382,865
Omega Flex, Inc.	333	11,582
Oshkosh Corp.	4,650	437,472
Otis Worldwide Corp.	12,746	1,315,387
PACCAR, Inc.	17,950	1,747,791
Parker-Hannifin Corp.	2,653	1,612,626
Park-Ohio Holdings Corp.	1,206	26,050
Pentair PLC	12,315	1,077,316
†Proto Labs, Inc.	1,861	65,209
†RBC Bearings, Inc.	1,225	394,168
REV Group, Inc.	4,450	140,620
Shyft Group, Inc.	3,500	28,315
Snap-on, Inc.	2,574	867,464
†SPX Technologies, Inc.	3,638	468,502
Standex International Corp.	784	126,530
Stanley Black & Decker, Inc.	6,307	484,882
†Stratasys Ltd.	4,881	47,785
†Symbotic, Inc.	1,331	26,900
Tennant Co.	1,546	123,294
Terex Corp.	4,981	188,182
Timken Co.	6,299	452,709
†Titan International, Inc.	4,215	35,364
Toro Co.	6,600	480,150
Trinity Industries, Inc.	8,244	231,327
Wabash National Corp.	3,716	41,062
LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Watts Water Technologies, Inc. Class A	1,865	$380,311
Westinghouse Air Brake Technologies Corp.	6,996	1,268,725
Worthington Enterprises, Inc.	2,967	148,617
Xylem, Inc.	8,433	1,007,406
		42,508,575
Marine Transportation–0.07%
Costamare, Inc.	10,400	102,336
Genco Shipping & Trading Ltd.	1,685	22,512
†Kirby Corp.	5,555	561,110
Matson, Inc.	3,302	423,217
		1,109,175
Media–1.15%
†Advantage Solutions, Inc.	1,590	2,401
†Altice USA, Inc. Class A	14,605	38,849
†AMC Networks, Inc. Class A	4,165	28,655
†Boston Omaha Corp. Class A	1,169	17,044
Cable One, Inc.	488	129,696
†Charter Communications, Inc. Class A	6,915	2,548,385
Comcast Corp. Class A	191,260	7,057,494
Entravision Communications Corp. Class A	11,605	24,370
†EW Scripps Co. Class A	6,953	20,581
Fox Corp. Class A	20,661	1,129,614
†Gannett Co., Inc.	16,421	47,457
Gray Media, Inc.	7,432	32,106
†Integral Ad Science Holding Corp.	5,146	41,477
Interpublic Group of Cos., Inc.	32,184	874,117
John Wiley & Sons, Inc. Class A	3,746	166,922
†Liberty Broadband Corp. Class A	6,444	548,001
†Magnite, Inc.	6,973	79,562
New York Times Co. Class A	12,678	628,829
News Corp. Class A	27,741	784,017
Nexstar Media Group, Inc.	4,120	738,386
Omnicom Group, Inc.	14,327	1,187,852
Paramount Global Class A	31,115	374,057
†PubMatic, Inc. Class A	2,989	27,319
Scholastic Corp.	3,623	68,402
Sinclair, Inc.	2,784	44,349
Sirius XM Holdings, Inc.	20,823	469,455
†Stagwell, Inc.	6,093	36,863
†TechTarget, Inc.	700	10,367
TEGNA, Inc.	16,679	303,891
†Thryv Holdings, Inc.	3,667	46,974
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Trade Desk, Inc. Class A	6,213	$339,975
†WideOpenWest, Inc.	3,108	15,385
		17,862,852
Metals & Mining–0.79%
Alcoa Corp.	15,794	481,717
†Alpha Metallurgical Resources, Inc.	1,090	136,523
†ATI, Inc.	9,302	483,983
Carpenter Technology Corp.	4,365	790,851
†Century Aluminum Co.	8,410	156,090
†Cleveland-Cliffs, Inc.	39,743	326,688
†Coeur Mining, Inc.	23,894	141,453
Commercial Metals Co.	10,390	478,044
†Compass Minerals International, Inc.	3,859	35,850
Ferroglobe PLC	12,975	48,137
Freeport-McMoRan, Inc.	53,826	2,037,852
Hecla Mining Co.	58,317	324,243
Kaiser Aluminum Corp.	1,676	101,599
Materion Corp.	1,703	138,965
†Metallus, Inc.	3,572	47,722
†MP Materials Corp.	4,592	112,091
Newmont Corp.	27,062	1,306,553
†Nexa Resources SA	1,997	12,381
Nucor Corp.	9,524	1,146,118
Olympic Steel, Inc.	684	21,560
Radius Recycling, Inc.	2,756	79,593
Ramaco Resources, Inc. Class A	5,762	46,198
Reliance, Inc.	2,955	853,256
Royal Gold, Inc.	4,771	780,106
Ryerson Holding Corp.	2,251	51,683
Southern Copper Corp.	3,344	312,530
Steel Dynamics, Inc.	6,854	857,298
SunCoke Energy, Inc.	9,367	86,176
†Tredegar Corp.	3,092	23,808
U.S. Steel Corp.	14,124	596,880
Warrior Met Coal, Inc.	4,480	213,786
Worthington Steel, Inc.	3,912	99,091
		12,328,825
Multi-Utilities–0.67%
Ameren Corp.	8,666	870,066
Avista Corp.	5,502	230,369
Black Hills Corp.	4,628	280,688
CenterPoint Energy, Inc.	21,200	768,076
CMS Energy Corp.	10,091	757,935
Consolidated Edison, Inc.	10,269	1,135,649
Dominion Energy, Inc.	21,497	1,205,337
DTE Energy Co.	6,090	842,064
NiSource, Inc.	16,856	675,757
Northwestern Energy Group, Inc.	3,593	207,927
LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	15,647	$1,287,748
Sempra	13,832	987,052
Unitil Corp.	1,492	86,073
WEC Energy Group, Inc.	9,957	1,085,114
		10,419,855
Oil, Gas & Consumable Fuels–4.53%
Antero Midstream Corp.	23,697	426,546
†Antero Resources Corp.	18,631	753,438
APA Corp.	18,840	396,017
Ardmore Shipping Corp.	4,417	43,242
Berry Corp.	5,961	19,135
California Resources Corp.	3,924	172,538
†Centrus Energy Corp. Class A	1,440	89,582
Cheniere Energy, Inc.	8,491	1,964,817
Chevron Corp.	47,544	7,953,636
Chord Energy Corp.	1,073	120,949
†Clean Energy Fuels Corp.	17,888	27,726
†CNX Resources Corp.	14,273	449,314
†Comstock Resources, Inc.	15,974	324,911
ConocoPhillips	57,249	6,012,290
Core Natural Resources, Inc.	5,241	404,081
Coterra Energy, Inc.	37,123	1,072,855
Crescent Energy Co. Class A	3,663	41,172
CVR Energy, Inc.	8,133	157,780
Delek U.S. Holdings, Inc.	6,287	94,745
Devon Energy Corp.	39,817	1,489,156
DHT Holdings, Inc.	14,019	147,200
Diamondback Energy, Inc.	10,852	1,735,018
Dorian LPG Ltd.	4,395	98,184
DT Midstream, Inc.	4,017	387,560
EOG Resources, Inc.	23,416	3,002,868
EQT Corp.	23,838	1,273,664
Evolution Petroleum Corp.	4,707	24,382
Excelerate Energy, Inc. Class A	2,242	64,301
Expand Energy Corp.	14,444	1,607,906
Exxon Mobil Corp.	127,414	15,153,347
FutureFuel Corp.	4,566	17,807
†Green Plains, Inc.	4,898	23,755
†Gulfport Energy Corp.	612	112,694
†Hallador Energy Co.	3,076	37,773
Hess Corp.	15,464	2,470,065
HF Sinclair Corp.	13,964	459,136
International Seaways, Inc.	3,390	112,548
Kinder Morgan, Inc.	50,335	1,436,058
Kinetik Holdings, Inc.	3,212	166,831
†Kosmos Energy Ltd.	44,165	100,696
Magnolia Oil & Gas Corp. Class A	17,053	430,759
Marathon Petroleum Corp.	18,229	2,655,783
Matador Resources Co.	11,368	580,791
Murphy Oil Corp.	11,026	313,138
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
NACCO Industries, Inc. Class A	200	$6,746
New Fortress Energy, Inc.	7,583	63,015
Nordic American Tankers Ltd.	15,205	37,404
Northern Oil & Gas, Inc.	1,952	59,009
Occidental Petroleum Corp.	38,426	1,896,707
ONEOK, Inc.	18,963	1,881,509
Ovintiv, Inc.	18,110	775,108
†Par Pacific Holdings, Inc.	6,187	88,227
PBF Energy, Inc. Class A	8,551	163,239
Peabody Energy Corp.	11,379	154,185
Permian Resources Corp.	28,668	397,052
Phillips 66	15,181	1,874,550
PHX Minerals, Inc.	1,806	7,134
Range Resources Corp.	18,226	727,764
†REX American Resources Corp.	2,062	77,469
Riley Exploration Permian, Inc.	744	21,703
Scorpio Tankers, Inc.	4,421	166,141
SFL Corp. Ltd.	13,649	111,922
Sitio Royalties Corp. Class A	3,933	78,149
SM Energy Co.	13,464	403,247
†Talos Energy, Inc.	7,201	69,994
Targa Resources Corp.	9,218	1,847,932
Teekay Corp. Ltd.	9,924	65,201
Teekay Tankers Ltd. Class A	2,096	80,214
Texas Pacific Land Corp.	740	980,493
†Uranium Energy Corp.	13,992	66,882
VAALCO Energy, Inc.	3,440	12,934
Valero Energy Corp.	13,449	1,776,209
†Vital Energy, Inc.	1,478	31,363
Vitesse Energy, Inc.	1,949	47,926
W&T Offshore, Inc.	14,633	22,681
Williams Cos., Inc.	31,424	1,877,898
World Kinect Corp.	6,135	173,989
		70,470,190
Paper & Forest Products–0.05%
†Clearwater Paper Corp.	1,515	38,436
Louisiana-Pacific Corp.	6,109	561,906
†Magnera Corp.	2,571	46,689
Mercer International, Inc.	10,372	63,788
Sylvamo Corp.	1,931	129,512
		840,331
Passenger Airlines–0.37%
†Alaska Air Group, Inc.	9,637	474,333
Allegiant Travel Co.	1,216	62,806
†American Airlines Group, Inc.	26,619	280,830
Copa Holdings SA Class A	3,120	288,475
Delta Air Lines, Inc.	35,783	1,560,139
†Frontier Group Holdings, Inc.	8,372	36,335
LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Passenger Airlines (continued)
†JetBlue Airways Corp.	28,121	$135,543
†SkyWest, Inc.	4,150	362,586
Southwest Airlines Co.	22,825	766,464
†United Airlines Holdings, Inc.	25,205	1,740,405
		5,707,916
Personal Care Products–0.24%
†BellRing Brands, Inc.	8,754	651,823
†Coty, Inc. Class A	39,789	217,646
Edgewell Personal Care Co.	4,634	144,627
†elf Beauty, Inc.	3,904	245,132
Estee Lauder Cos., Inc. Class A	3,566	235,356
†Herbalife Ltd.	4,757	41,053
†Honest Co., Inc.	9,457	44,448
Interparfums, Inc.	1,986	226,146
Kenvue, Inc.	77,810	1,865,884
†Medifast, Inc.	806	10,865
Natural Health Trends Corp.	1,722	8,713
Nu Skin Enterprises, Inc. Class A	4,913	35,668
†USANA Health Sciences, Inc.	1,749	47,171
		3,774,532
Pharmaceuticals–2.93%
†Amneal Pharmaceuticals, Inc.	12,683	106,284
†Amphastar Pharmaceuticals, Inc.	695	20,148
†ANI Pharmaceuticals, Inc.	738	49,409
†Arvinas, Inc.	1,633	11,464
†Assertio Holdings, Inc.	927	625
Bristol-Myers Squibb Co.	69,858	4,260,639
†Collegium Pharmaceutical, Inc.	361	10,776
†Corcept Therapeutics, Inc.	5,666	647,171
†Elanco Animal Health, Inc.	22,076	231,798
Eli Lilly & Co.	19,311	15,949,148
†Fulcrum Therapeutics, Inc.	6,899	19,869
†Harmony Biosciences Holdings, Inc.	1,454	48,258
†Innoviva, Inc.	7,588	137,570
†Jazz Pharmaceuticals PLC	4,147	514,850
Johnson & Johnson	65,931	10,933,997
†Ligand Pharmaceuticals, Inc.	1,149	120,806
Merck & Co., Inc.	64,485	5,788,174
†Nektar Therapeutics	9,757	6,635
Organon & Co.	9,303	138,522
†Pacira BioSciences, Inc.	3,506	87,124
Perrigo Co. PLC	8,951	250,986
Pfizer, Inc.	135,639	3,437,092
Phibro Animal Health Corp. Class A	1,442	30,801
†Pliant Therapeutics, Inc.	1,349	1,821
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Prestige Consumer Healthcare, Inc.	4,178	$359,183
†SIGA Technologies, Inc.	5,213	28,567
†Supernus Pharmaceuticals, Inc.	3,800	124,450
Viatris, Inc.	55,995	487,716
Zoetis, Inc.	10,966	1,805,552
		45,609,435
Professional Services–1.35%
Alight, Inc. Class A	12,149	72,043
†Amentum Holdings, Inc.	5,278	96,060
Automatic Data Processing, Inc.	11,906	3,637,640
Barrett Business Services, Inc.	1,200	49,380
Booz Allen Hamilton Holding Corp.	5,804	606,982
Broadridge Financial Solutions, Inc.	4,859	1,178,113
†CACI International, Inc. Class A	1,703	624,865
†CBIZ, Inc.	4,603	349,184
†Clarivate PLC	13,346	52,450
†Conduent, Inc.	18,114	48,908
CRA International, Inc.	434	75,169
CSG Systems International, Inc.	2,870	173,549
†Dayforce, Inc.	4,852	283,017
Dun & Bradstreet Holdings, Inc.	7,947	71,046
Equifax, Inc.	3,968	966,446
†ExlService Holdings, Inc.	11,460	541,027
Exponent, Inc.	3,302	267,660
†First Advantage Corp.	5,465	77,002
†Forrester Research, Inc.	2,034	18,794
†Franklin Covey Co.	993	27,427
†FTI Consulting, Inc.	2,009	329,637
Genpact Ltd.	13,264	668,240
Heidrick & Struggles International, Inc.	2,100	89,943
†Huron Consulting Group, Inc.	1,426	204,560
†IBEX Holdings Ltd.	1,265	30,803
ICF International, Inc.	1,478	125,586
Insperity, Inc.	1,814	161,863
Jacobs Solutions, Inc.	5,278	638,057
KBR, Inc.	11,823	588,904
Kelly Services, Inc. Class A	2,965	39,049
Kforce, Inc.	1,102	53,877
Korn Ferry	5,540	375,778
†Legalzoom.com, Inc.	5,142	44,273
Leidos Holdings, Inc.	6,591	889,389
ManpowerGroup, Inc.	3,303	191,178
Maximus, Inc.	3,536	241,120
†Mistras Group, Inc.	3,448	36,480
LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†NV5 Global, Inc.	5,600	$107,912
†Parsons Corp.	4,776	282,787
Paychex, Inc.	9,227	1,423,541
Paycom Software, Inc.	1,845	403,096
†Paycor HCM, Inc.	2,503	56,167
†Paylocity Holding Corp.	1,918	359,318
Resources Connection, Inc.	4,071	26,624
Robert Half, Inc.	6,076	331,446
Science Applications International Corp.	4,223	474,116
SS&C Technologies Holdings, Inc.	10,494	876,564
†TaskUS, Inc. Class A	1,624	22,135
TransUnion	5,972	495,616
TriNet Group, Inc.	2,318	183,678
†TrueBlue, Inc.	5,561	29,529
TTEC Holdings, Inc.	4,912	16,160
†Upwork, Inc.	3,979	51,926
Verisk Analytics, Inc.	5,530	1,645,839
†Verra Mobility Corp.	6,816	153,428
†Willdan Group, Inc.	1,232	50,167
		20,915,548
Real Estate Management & Development–0.32%
†Anywhere Real Estate, Inc.	7,685	25,591
†CBRE Group, Inc. Class A	11,712	1,531,695
†Compass, Inc. Class A	10,409	90,871
†CoStar Group, Inc.	7,680	608,486
†Cushman & Wakefield PLC	4,785	48,903
†Douglas Elliman, Inc.	7,459	12,830
eXp World Holdings, Inc.	2,976	29,105
†Forestar Group, Inc.	476	10,063
†FRP Holdings, Inc.	1,262	36,055
†Howard Hughes Holdings, Inc.	4,225	312,988
†Jones Lang LaSalle, Inc.	3,373	836,200
Kennedy-Wilson Holdings, Inc.	14,913	129,445
Marcus & Millichap, Inc.	4,001	137,834
Newmark Group, Inc. Class A	13,184	160,449
†Opendoor Technologies, Inc.	22,523	22,974
†Rafael Holdings, Inc. Class B	1,698	3,175
†RE/MAX Holdings, Inc. Class A	3,816	31,940
RMR Group, Inc. Class A	862	14,352
†Seaport Entertainment Group, Inc.	1,063	22,823
St. Joe Co.	3,427	160,898
†Stratus Properties, Inc.	836	14,839
†Tejon Ranch Co.	2,365	37,485
†Zillow Group, Inc. Class A	9,396	640,392
		4,919,393
Semiconductors & Semiconductor Equipment–7.56%
†Advanced Micro Devices, Inc.	24,448	2,511,787
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Allegro MicroSystems, Inc.	1,702	$42,771
†Alpha & Omega Semiconductor Ltd.	1,200	29,832
†Ambarella, Inc.	790	39,761
Amkor Technology, Inc.	18,760	338,806
Analog Devices, Inc.	9,099	1,834,995
Applied Materials, Inc.	19,225	2,789,932
†Axcelis Technologies, Inc.	2,339	116,178
Broadcom, Inc.	64,600	10,815,978
†CEVA, Inc.	1,850	47,378
†Cirrus Logic, Inc.	4,291	427,620
†Cohu, Inc.	3,425	50,382
†Credo Technology Group Holding Ltd.	5,380	216,061
†Diodes, Inc.	3,427	147,944
†Enphase Energy, Inc.	3,297	204,579
Entegris, Inc.	5,347	467,756
†First Solar, Inc.	4,692	593,210
†FormFactor, Inc.	6,333	179,161
†GLOBALFOUNDRIES, Inc.	2,254	83,195
†Ichor Holdings Ltd.	2,461	55,643
Intel Corp.	96,928	2,201,235
KLA Corp.	4,185	2,844,963
Kulicke & Soffa Industries, Inc.	3,563	117,508
Lam Research Corp.	32,979	2,397,573
†Lattice Semiconductor Corp.	4,750	249,137
†MACOM Technology Solutions Holdings, Inc.	3,456	346,913
†Magnachip Semiconductor Corp.	2,552	8,753
Marvell Technology, Inc.	14,116	869,122
†MaxLinear, Inc.	3,899	42,343
Microchip Technology, Inc.	18,577	899,313
Micron Technology, Inc.	23,567	2,047,737
MKS Instruments, Inc.	1,192	95,539
Monolithic Power Systems, Inc.	1,103	639,718
†Navitas Semiconductor Corp.	22	45
NVE Corp.	50	3,187
NVIDIA Corp.	635,223	68,845,469
NXP Semiconductors NV	13,065	2,483,134
†ON Semiconductor Corp.	19,477	792,519
†Onto Innovation, Inc.	3,251	394,476
†PDF Solutions, Inc.	3,040	58,094
†Penguin Solutions, Inc.	4,444	77,192
†Photronics, Inc.	5,636	117,003
Power Integrations, Inc.	3,262	164,731
†Qorvo, Inc.	5,681	411,361
QUALCOMM, Inc.	27,985	4,298,776
†Rambus, Inc.	5,881	304,489
†Silicon Laboratories, Inc.	2,034	228,967
†SiTime Corp.	484	73,989
Skyworks Solutions, Inc.	7,807	504,566
†SolarEdge Technologies, Inc.	1,092	17,669
LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Synaptics, Inc.	2,945	$187,655
Teradyne, Inc.	5,610	463,386
Texas Instruments, Inc.	22,308	4,008,748
†Ultra Clean Holdings, Inc.	2,793	59,798
Universal Display Corp.	1,770	246,880
†Veeco Instruments, Inc.	4,295	86,244
		117,581,201
Software–7.03%
†8x8, Inc.	11,274	22,548
A10 Networks, Inc.	4,393	71,782
†ACI Worldwide, Inc.	8,610	471,053
Adeia, Inc.	12,823	169,520
†Adobe, Inc.	9,560	3,666,547
†Alarm.com Holdings, Inc.	2,786	155,041
†Alkami Technology, Inc.	2,093	54,941
†ANSYS, Inc.	2,448	774,939
†Appfolio, Inc. Class A	491	107,971
†AppLovin Corp. Class A	15,206	4,029,134
†Atlassian Corp. Class A	1,294	274,600
†Autodesk, Inc.	5,266	1,378,639
†AvePoint, Inc.	4,624	66,771
Bentley Systems, Inc. Class B	8,771	345,051
†Bill Holdings, Inc.	2,416	110,870
†Blackbaud, Inc.	3,139	194,775
†BlackLine, Inc.	1,931	93,499
†Box, Inc. Class A	8,637	266,538
†Cadence Design Systems, Inc.	4,087	1,039,447
†CCC Intelligent Solutions Holdings, Inc.	7,680	69,350
†Cerence, Inc.	2,733	21,591
Clear Secure, Inc. Class A	5,058	131,053
†Commvault Systems, Inc.	737	116,269
†Consensus Cloud Solutions, Inc.	1,735	40,044
†Crowdstrike Holdings, Inc. Class A	1,645	579,994
†CS Disco, Inc.	7,032	28,761
†Datadog, Inc. Class A	1,907	189,193
†Digital Turbine, Inc.	11,311	30,709
†Docusign, Inc.	4,370	355,718
Dolby Laboratories, Inc. Class A	3,278	263,256
†DoubleVerify Holdings, Inc.	4,073	54,456
†Dropbox, Inc. Class A	7,150	190,977
†Dynatrace, Inc.	8,217	387,432
†E2open Parent Holdings, Inc.	12,037	24,074
†Elastic NV	2,756	245,560
†EverCommerce, Inc.	395	3,982
†Fair Isaac Corp.	785	1,447,666
†Five9, Inc.	707	19,195
†Fortinet, Inc.	16,832	1,620,248
†Freshworks, Inc. Class A	3,698	52,179
Gen Digital, Inc.	30,275	803,499
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Guidewire Software, Inc.	3,169	$593,744
†HubSpot, Inc.	658	375,909
†I3 Verticals, Inc. Class A	2,397	59,134
†Informatica, Inc. Class A	3,872	67,566
†Intapp, Inc.	1,789	104,442
InterDigital, Inc.	2,231	461,259
Intuit, Inc.	4,776	2,932,416
†Jamf Holding Corp.	2,756	33,485
†JFrog Ltd.	4,755	152,160
†LiveRamp Holdings, Inc.	4,728	123,590
Logility Supply Chain Solutions, Inc. Class A	1,418	20,221
†Manhattan Associates, Inc.	2,786	482,089
†Meridianlink, Inc.	2,104	38,987
Microsoft Corp.	168,027	63,075,656
†Mitek Systems, Inc.	4,189	34,559
†N-able, Inc.	12,483	88,504
†nCino, Inc.	2,494	68,510
†NCR Voyix Corp.	13,077	127,501
†Nutanix, Inc. Class A	4,542	317,077
†Olo, Inc. Class A	5,662	34,198
†ON24, Inc.	3,631	18,881
OneSpan, Inc.	3,332	50,813
Oracle Corp.	39,704	5,551,016
†Palantir Technologies, Inc. Class A	14,120	1,191,728
†Palo Alto Networks, Inc.	7,682	1,310,857
Pegasystems, Inc.	2,298	159,757
†Procore Technologies, Inc.	2,822	186,308
Progress Software Corp.	3,147	162,102
†PTC, Inc.	3,816	591,289
†Q2 Holdings, Inc.	3,020	241,630
†Qualys, Inc.	1,453	182,976
†Rimini Street, Inc.	2,295	7,987
†RingCentral, Inc. Class A	2,899	71,779
Roper Technologies, Inc.	1,819	1,072,446
Salesforce, Inc.	13,970	3,748,989
†Samsara, Inc. Class A	2,905	111,349
Sapiens International Corp. NV	854	23,135
†SEMrush Holdings, Inc. Class A	2,352	21,944
†SentinelOne, Inc. Class A	1,963	35,687
†ServiceNow, Inc.	1,795	1,429,071
SolarWinds Corp.	14,962	275,750
†Sprinklr, Inc. Class A	4,205	35,112
†SPS Commerce, Inc.	602	79,903
†Synchronoss Technologies, Inc.	492	5,358
†Synopsys, Inc.	2,471	1,059,688
†Telos Corp.	5,330	12,685
†Teradata Corp.	3,391	76,230
†Terawulf, Inc.	12,048	32,891
†Tyler Technologies, Inc.	1,278	743,016
†UiPath, Inc. Class A	13,593	140,008
LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Unity Software, Inc.	1,201	$23,528
†Verint Systems, Inc.	4,164	74,327
†Vertex, Inc. Class A	3,200	112,032
†Workday, Inc. Class A	1,507	351,930
†Xperi, Inc.	3,996	30,849
†Yext, Inc.	8,400	51,744
†Zoom Communications, Inc. Class A	6,521	481,054
†Zscaler, Inc.	1,623	322,036
		109,237,764
Specialized REITs–0.01%
†Millrose Properties, Inc.	5,148	136,473
		136,473
Specialty Retail–2.42%
†Abercrombie & Fitch Co. Class A	5,856	447,223
Academy Sports & Outdoors, Inc.	6,424	292,999
Advance Auto Parts, Inc.	4,345	170,368
American Eagle Outfitters, Inc.	14,910	173,254
†America's Car-Mart, Inc.	559	25,373
†Arhaus, Inc.	6,124	53,279
Arko Corp.	5,331	21,058
†Asbury Automotive Group, Inc.	1,870	412,971
†AutoNation, Inc.	4,770	772,358
†AutoZone, Inc.	412	1,570,865
Bath & Body Works, Inc.	7,666	232,433
Best Buy Co., Inc.	17,025	1,253,210
†Beyond, Inc.	1,966	11,403
Big 5 Sporting Goods Corp.	900	870
†Boot Barn Holdings, Inc.	2,196	235,916
Buckle, Inc.	4,520	173,206
Build-A-Bear Workshop, Inc.	1,890	70,251
†Burlington Stores, Inc.	2,599	619,420
Caleres, Inc.	3,203	55,188
Camping World Holdings, Inc. Class A	2,739	44,262
†CarMax, Inc.	7,234	563,673
†Carvana Co.	3,263	682,228
Cato Corp. Class A	4,303	14,329
†Chewy, Inc. Class A	2,543	82,673
†Citi Trends, Inc.	2,149	47,568
Designer Brands, Inc. Class A	7,264	26,514
†Destination XL Group, Inc.	9,137	13,340
Dick's Sporting Goods, Inc.	5,281	1,064,438
†Duluth Holdings, Inc. Class B	3,677	6,398
†Five Below, Inc.	3,322	248,901
†Floor & Decor Holdings, Inc. Class A	4,802	386,417
†Foot Locker, Inc.	6,442	90,832
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†GameStop Corp. Class A	8,223	$183,537
Gap, Inc.	29,199	601,791
†Genesco, Inc.	1,032	21,909
Group 1 Automotive, Inc.	1,352	516,396
†GrowGeneration Corp.	4,826	5,212
Guess?, Inc.	6,962	77,069
Haverty Furniture Cos., Inc.	1,642	32,380
Home Depot, Inc.	24,246	8,885,917
†Lands' End, Inc.	2,926	29,787
†Leslie's, Inc.	2,875	2,115
Lithia Motors, Inc.	2,342	687,471
Lowe's Cos., Inc.	13,016	3,035,722
†MarineMax, Inc.	2,439	52,439
Monro, Inc.	2,231	32,283
Murphy USA, Inc.	1,648	774,247
†National Vision Holdings, Inc.	4,591	58,673
†ODP Corp.	2,444	35,023
†O'Reilly Automotive, Inc.	1,351	1,935,416
Penske Automotive Group, Inc.	4,089	588,734
†PetMed Express, Inc.	1,000	4,190
†Revolve Group, Inc.	600	12,894
†RH	1,237	289,965
Ross Stores, Inc.	13,345	1,705,358
†Sally Beauty Holdings, Inc.	5,960	53,819
Shoe Carnival, Inc.	3,150	69,269
Signet Jewelers Ltd.	3,571	207,332
†Sleep Number Corp.	2,723	17,264
Sonic Automotive, Inc. Class A	2,694	153,450
†Sportsman's Warehouse Holdings, Inc.	165	164
†Tilly's, Inc. Class A	4,502	9,904
TJX Cos., Inc.	30,085	3,664,353
Tractor Supply Co.	21,738	1,197,764
†Ulta Beauty, Inc.	2,365	866,867
Upbound Group, Inc.	4,964	118,937
†Urban Outfitters, Inc.	7,875	412,650
†Valvoline, Inc.	6,978	242,904
†Victoria's Secret & Co.	4,609	85,635
†Warby Parker, Inc. Class A	5,600	102,088
Williams-Sonoma, Inc.	5,168	817,061
Winmark Corp.	151	47,998
†Zumiez, Inc.	3,015	44,893
		37,544,098
Technology Hardware, Storage & Peripherals–5.73%
Apple, Inc.	378,009	83,967,139
†Corsair Gaming, Inc.	3,545	31,409
Dell Technologies, Inc. Class C	6,816	621,278
†Diebold Nixdorf, Inc.	1,788	78,171
Hewlett Packard Enterprise Co.	59,887	924,056
LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
HP, Inc.	30,443	$842,967
NetApp, Inc.	8,538	749,978
†Pure Storage, Inc. Class A	6,893	305,153
†Sandisk Corp.	4,845	230,671
Seagate Technology Holdings PLC	7,201	611,725
†Western Digital Corp.	14,536	587,691
Xerox Holdings Corp.	14,324	69,185
		89,019,423
Textiles, Apparel & Luxury Goods–0.56%
†Capri Holdings Ltd.	10,329	203,791
Carter's, Inc.	3,306	135,215
Columbia Sportswear Co.	4,239	320,850
†Crocs, Inc.	3,739	397,082
†Culp, Inc.	695	3,475
†Deckers Outdoor Corp.	6,068	678,463
†Figs, Inc. Class A	6,522	29,936
†Fossil Group, Inc.	8,573	9,859
†G-III Apparel Group Ltd.	4,144	113,338
†Hanesbrands, Inc.	20,764	119,808
Kontoor Brands, Inc.	4,497	288,393
Levi Strauss & Co. Class A	6,870	107,103
†Lululemon Athletica, Inc.	3,152	892,205
Movado Group, Inc.	2,255	37,704
NIKE, Inc. Class B	30,702	1,948,963
Oxford Industries, Inc.	949	55,678
PVH Corp.	4,205	271,811
Ralph Lauren Corp.	3,815	842,123
†Skechers USA, Inc. Class A	10,320	585,970
Steven Madden Ltd.	5,325	141,858
Tapestry, Inc.	16,823	1,184,507
†Under Armour, Inc. Class A	23,812	144,150
†Unifi, Inc.	3,174	15,267
†Vera Bradley, Inc.	810	1,823
VF Corp.	13,941	216,364
Wolverine World Wide, Inc.	2,098	29,183
		8,774,919
Tobacco–0.53%
Altria Group, Inc.	38,745	2,325,475
Philip Morris International, Inc.	35,507	5,636,026
Turning Point Brands, Inc.	2,141	127,261
Universal Corp.	2,261	126,729
		8,215,491
Trading Companies & Distributors–0.98%
Air Lease Corp.	10,742	518,946
Alta Equipment Group, Inc.	1,440	6,754
Applied Industrial Technologies, Inc.	2,925	659,119
†Beacon Roofing Supply, Inc.	7,438	920,081
†BlueLinx Holdings, Inc.	972	72,880
Boise Cascade Co.	3,276	321,343
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†Core & Main, Inc. Class A	7,605	$367,397
†Custom Truck One Source, Inc.	7,992	33,726
†Distribution Solutions Group, Inc.	1,498	41,944
†DNOW, Inc.	11,171	190,801
†DXP Enterprises, Inc.	1,631	134,166
Fastenal Co.	21,476	1,665,464
Ferguson Enterprises, Inc.	9,269	1,485,172
GATX Corp.	3,554	551,830
Global Industrial Co.	3,176	71,142
†GMS, Inc.	3,680	269,266
H&E Equipment Services, Inc.	4,857	460,395
Herc Holdings, Inc.	3,610	484,715
†Hudson Technologies, Inc.	4,947	30,523
McGrath RentCorp	2,004	223,246
†MRC Global, Inc.	9,716	111,540
MSC Industrial Direct Co., Inc. Class A	3,948	306,641
Rush Enterprises, Inc. Class A	7,743	416,281
†SiteOne Landscape Supply, Inc.	1,610	195,518
†Titan Machinery, Inc.	2,915	49,672
†Transcat, Inc.	373	27,770
United Rentals, Inc.	3,735	2,340,724
Watsco, Inc.	1,255	637,916
WESCO International, Inc.	4,156	645,427
Willis Lease Finance Corp.	304	48,023
WW Grainger, Inc.	1,873	1,850,206
†Xometry, Inc. Class A	1,644	40,968
		15,179,596
Water Utilities–0.12%
American States Water Co.	2,081	163,733
American Water Works Co., Inc.	5,951	877,891
Artesian Resources Corp. Class A	766	25,010
California Water Service Group	3,488	169,028
Essential Utilities, Inc.	9,219	364,427
Middlesex Water Co.	1,357	86,984
SJW Group	1,775	97,075
York Water Co.	591	20,496
		1,804,644
Wireless Telecommunication Services–0.34%
†Gogo, Inc.	3,721	32,075
Spok Holdings, Inc.	1,858	30,546
Telephone & Data Systems, Inc.	9,452	366,170
LVIP Dimensional U.S. Core Equity 1 Fund–24

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
T-Mobile U.S., Inc.	16,996	$4,533,003
†U.S. Cellular Corp.	3,838	265,398
		5,227,192
Total Common Stock (Cost $631,120,309)		1,550,494,733
RIGHTS–0.00%
†=ABIOMED, Inc.	1,351	1,378
†=Chinook Therapeutics, Inc.	5,559	2,168
†=Mirati Therapeutics, Inc.	1,683	5,015
†=Resolute Forest Products, Inc.	7,351	1,958
†=Spectrum Pharmaceuticals, Inc.	5,200	0
Total Rights (Cost $15,578)		10,519

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.27%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	4,224,913	$4,224,913
Total Money Market Fund (Cost $4,224,913)		4,224,913

TOTAL INVESTMENTS–100.02% (Cost $635,360,800)	1,554,730,165
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(286,304)
NET ASSETS APPLICABLE TO 33,589,420 SHARES OUTSTANDING–100.00%	$1,554,443,861

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP Dimensional U.S. Core Equity 1 Fund–25